---------------------
 SEMI-ANNUAL
---------------------
 REPORT
---------------------
 TAX-FREE
---------------------
 FUNDS
---------------------

Arizona Tax-Free Fund

California Tax-Free
Bond Fund

California Tax-Free
Income Fund

National Tax-Free Fund

Oregon Tax-Free Fund

SEPTEMBER 30, 1997

                                                               TABLE OF CONTENTS
LETTER TO SHAREHOLDERS                                                         1

INVESTMENT ADVISER Q & A

  Arizona Tax-Free Fund                                                        3

  California Tax-Free Bond Fund                                                5

  California Tax-Free Income Fund                                              7

  National Tax-Free Fund                                                       9

  Oregon Tax-Free Fund                                                        11

PORTFOLIOS OF INVESTMENTS

  Arizona Tax-Free Fund                                                       13

  California Tax-Free Bond Fund                                               16

  California Tax-Free Income Fund                                             31

  National Tax-Free Fund                                                      35

  Oregon Tax-Free Fund                                                        39

STAGECOACH FUNDS

  Statement of Assets and Liabilities                                         43

  Statement of Operations                                                     45

  Statements of Changes in Net Assets                                         47

  Financial Highlights                                                        52

  Notes to Financial Statements                                               65

LIST OF ABBREVIATIONS                                                         75
 STAGECOACH FUNDS:
 -------------------------------------------------------------------------

- ARE NOT FDIC INSURED
- ARE NOT GUARANTEED BY WELLS FARGO BANK            [NO FDIC]
- ARE NOT DEPOSITS OR OBLIGATIONS OF WELLS FARGO
  BANK
- INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS
  OF PRINCIPAL

                                                           ---------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

---------------------

                                                          LETTER TO SHAREHOLDERS

------------------
TO OUR SHAREHOLDERS:
We are pleased to present you with the Stagecoach Semi-Annual Report for the six-month period ended September 30, 1997.

On October 27, shortly after the close of the reporting period for this Semi-Annual Report, the stock market suffered its worst one-day drop since 1987. As measured by the Dow Jones Industrial Average, the market lost 7.2% of its value.

By November 5, however, the Dow had recovered, at least temporarily, all that it had lost during the "crash."

What are the lessons shareholders can glean from these events? The only certainty is that there are no certainties when it comes to investing. Dramatic market movements can occur at any time for a variety of reasons -- and the effects can last for years or be corrected in just a few days. Perhaps the most significant lessons learned this October are the ones we have all heard before:

- HAVE A SOLID, LONG-TERM STRATEGIC PLAN. What are your goals? How long before you will need to spend the money you have invested? How much risk are you willing to tolerate? Solid planning with the long-term in mind will help you keep your focus during periods of short-term volatility.

- IF LONG-TERM GROWTH IS YOUR GOAL, STOCKS ARE HISTORICALLY THE BEST INVESTMENT. While bonds or cash may have a greater return than stocks during certain periods, over the long term stocks have outperformed every other investment class.

- USE ASSET ALLOCATION TO LIMIT VOLATILITY. The extent to which you should allocate your assets to less volatile classes depends on your individual circumstances, including such factors as how close you are to your investment horizon and to what extent you need to preserve capital. Seek the advice of an investment professional to help you determine your asset allocation.

During the six-month reporting period ended September 30, 1997 covered by this report, the equity market continued to post the type of strong gains we have seen over the last few years, with the S&P 500 showing a 26.26% total return. The bond market, as measured by the Lehman Brothers Long Government Bond Index, did better than it has in the recent past with a strong 11.67% return. These returns should help provide a context for the downturn of October 27; there is no guarantee, of course, that such robust returns will continue.

The following pages contain discussions of the individual Funds, including specific commentary on what affected the returns and how the portfolio managers tried to capture value or prepare for the future.

                                                           ---------------------

LETTER TO SHAREHOLDERS

There are expected to be some changes during the last quarter of 1997 for the Stagecoach Funds. Shareholders in the Overland Express Family of Funds have been asked to approve a merger with Stagecoach. Both Fund groups are advised by Wells Fargo Bank. If approved by Overland Shareholders, the merger is expected to occur on December 12, 1997. The merger will allow us to eliminate certain administrative and management costs, and will result in a single Fund family with over 30 Funds and approximately $20 billion in assets. In addition, several Funds are changing their names. The name changes are detailed within the discussion for the affected Funds.

Thank you for your continued investment with the Stagecoach Funds.

STAGECOACH FUNDS
NOVEMBER 1997

THE S&P 500 INDEX IS AN UNMANAGED INDEX OF 500 WIDELY HELD COMMON STOCKS REPRESENTING, AMONG OTHERS, INDUSTRIAL, FINANCIAL, UTILITY AND TRANSPORTATION COMPANIES LISTED OR TRADED ON NATIONAL EXCHANGES OR OVER-THE-COUNTER MARKETS. THE LEHMAN BROTHERS LONG GOVERNMENT BOND INDEX IS AN UNMANAGED INDEX COMPOSED OF U.S. GOVERNMENT BONDS WITH 20-YEAR OR LONGER MATURITIES.

---------------------
2

                                                           ARIZONA TAX-FREE FUND

--------------------
INVESTMENT ADVISER Q&A
WHAT WERE THE TOTAL RETURNS FOR THE FUND DURING THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 1997?

Class A shares of the Fund recorded a 6.34% total return for the period exclusive of sales charge. The return for Class B shares for the same period, also exclusive of sales charge, was 6.00%.

HOW DID THE FEDERAL RESERVE'S ACTION IN RAISING INTEREST RATES, AND THE SUBSEQUENT SPECULATION ABOUT ADDITIONAL INCREASES, AFFECT THE FUND THROUGHOUT THE PERIOD (APRIL THROUGH SEPTEMBER)?

When the Fed increased the federal funds target rate at the end of March, it sent a signal to the markets that the Fed intended to remain vigilant in fighting inflation. Even though this sent the price of Fund shares lower, this was received as good news by the market. When subsequent economic data indicated a continuation of moderate economic growth and subdued inflationary pressures, intermediate- and long-term interest rates responded positively, posting significant declines during the April through September period. As a result, the Fund's share price rose in the third quarter.

DO YOU FORESEE ADDITIONAL FED ACTION DURING THE REMAINDER OF THE FUND'S FISCAL YEAR?

Fed policy appears likely to remain unchanged, at least through November, but there remains the possibility of another small increase later this year or early in 1998.

WHAT IS THE FUND'S CURRENT AVERAGE MATURITY AND HOW DID IT CHANGE THROUGHOUT THE PERIOD? WHY?

The average maturity of the investments held by the Fund, which measures the Fund's sensitivity to interest rates, remained in the 11 to 14 year range, finishing the period at about 12 years. Given the continued outlook for interest rates, we saw no reason to significantly alter the average maturity.

ARE THERE ANY ISSUES BEFORE THE ELECTORATE THIS NOVEMBER OF CONCERN TO MUNICIPAL BOND INVESTORS?

Elections always bear watching, particularly where the ability of state governments to raise revenue is concerned, since it can impact their issues' credit quality. And while there have been many highly-charged issues decided in the public arena the last several years, there don't appear to be any major initiatives or ballot measures before the electorate in the November elections this year which could have a significant impact on the Fund.

                                                           ---------------------

ARIZONA TAX-FREE FUND

---------------------
PERFORMANCE AT A GLANCE
CLASS A SHARE PERFORMANCE AS OF 9/30/97
--------------------------------------------------------------------------------

                                                                               SINCE 3/2/92
AVERAGE ANNUAL TOTAL RETURNS                  1 YEAR     3 YEAR     5 YEAR     INCEPTION
-------------------------------------------------------------------------------------------
With Maximum 4.5% Sales Charge                3.79%      5.48%      5.29%      5.81%
-------------------------------------------------------------------------------------------
Without Sales Charge                          8.66%      7.12%      6.27%      6.68%
-------------------------------------------------------------------------------------------

CLASS B SHARE PERFORMANCE AS OF 9/30/97
--------------------------------------------------------------------------------

                                                                               SINCE 3/2/92
AVERAGE ANNUAL TOTAL RETURNS                  1 YEAR     3 YEAR     5 YEAR     INCEPTION
-------------------------------------------------------------------------------------------
With Maximum Contingent Deferred Sales
Charge(1)                                     2.15%      4.97%      4.78%      5.39%
-------------------------------------------------------------------------------------------
Without Sales Charge                          7.15%      5.87%      5.11%      5.53%
-------------------------------------------------------------------------------------------
(1)Assumes redemption on 9/30/97.

Past performance is not predictive of future results. The investment return and net asset value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may have a greater or lesser net asset value than when originally purchased.

Average annual total returns for the indicated periods represent the average annual increase in the value of an investment over the periods assuming reinvestment of dividends and capital gain distributions at net asset value.

While the Fund principally invests in obligations exempt from federal income taxes, a portion of the Fund's distributions may be subject to these or state and local taxes or the alternative minimum tax (AMT).

On September 6, 1996, the Stagecoach Arizona Tax-Free Fund was reorganized as the successor to the Pacifica Arizona Tax-Exempt Fund (10/95 to 9/96) and the Westcore Arizona Intermediate Tax-Free Fund (3/92 to 9/95). Historical performance has been calculated using returns produced by these funds. Class A performance for periods prior to September 6, 1996 reflects Pacifica Investor Class and Westcore Fund performance. Class B performance for periods prior to September 6, 1996, the date the Class B shares were first offered, also reflects such performance but has been adjusted to reflect Class B share expense levels in effect on 9/6/96.

The Fund's manager has voluntarily waived portions of its fees or has reimbursed expenses to the Fund, which has reduced operating expenses for shareholders. Without this reduction, the Fund's returns would have been lower.

---------------------
4

                                                   CALIFORNIA TAX-FREE BOND FUND

--------------------
INVESTMENT ADVISER Q&A
WHAT WERE THE TOTAL RETURNS FOR THE FUND DURING THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 1997?

Class A shares of the Fund recorded a 6.86% total return for the period exclusive of sales charge. The return for Class B shares for the same period, also exclusive of sales charge, was 6.44%.

HOW DID THE FEDERAL RESERVE'S ACTION IN RAISING INTEREST RATES, AND THE SUBSEQUENT SPECULATION ABOUT ADDITIONAL INCREASES, AFFECT THE FUND THROUGHOUT THE PERIOD (APRIL THROUGH SEPTEMBER)?

When the Fed increased the federal funds target rate at the end of March, it sent a signal to the markets that the Fed intended to remain vigilant in fighting inflation. Even though this sent the price of Fund shares lower, this was received as good news by the market. When subsequent economic data indicated a continuation of moderate economic growth and subdued inflationary pressures, intermediate- and long-term interest rates responded positively, posting significant declines during the April through September period. As a result, the Fund's share price rose in the third quarter.

DO YOU FORESEE ADDITIONAL FED ACTION DURING THE REMAINDER OF THE FUND'S FISCAL YEAR?

Fed policy appears likely to remain unchanged, at least through November, but there remains the possibility of another small increase later this year or early in 1998.

WHAT IS THE FUND'S CURRENT AVERAGE MATURITY AND HOW DID IT CHANGE THROUGHOUT THE PERIOD? WHY?

The average maturity of the investments held by the Fund, which measures the Fund's sensitivity to interest rates, declined modestly during the period to reduce its interest rate sensitivity. It finished the period at 14.4 years. Given the continued outlook for interest rates, we saw no reason to significantly alter the average maturity.

ARE THERE ANY ISSUES BEFORE THE ELECTORATE THIS NOVEMBER OF CONCERN TO MUNICIPAL BOND INVESTORS?

Elections always bear watching, particularly where the ability of state governments to raise revenue is concerned, since it can impact their issues' credit quality. And while there have been many highly-charged issues decided in the public arena the last several years, there don't appear to be any major initiatives or ballot measures before the electorate in the November elections this year which could have a significant impact on the Fund.

                                                           ---------------------

CALIFORNIA TAX-FREE BOND FUND

---------------------
PERFORMANCE AT A GLANCE
CLASS A SHARE PERFORMANCE AS OF 9/30/97
--------------------------------------------------------------------------------

                                                                               SINCE 1/2/92
AVERAGE ANNUAL TOTAL RETURNS                  1 YEAR     3 YEAR     5 YEAR     INCEPTION
-------------------------------------------------------------------------------------------
With Maximum 4.5% Sales Charge                4.06%      6.88%      6.07%      6.70%
-------------------------------------------------------------------------------------------
Without Sales Charge                          8.98%      8.53%      7.05%      7.55%
-------------------------------------------------------------------------------------------

CLASS B SHARE PERFORMANCE AS OF 9/30/97
--------------------------------------------------------------------------------

                                                                           SINCE 1/1/95
AVERAGE ANNUAL TOTAL RETURNS                                    1 YEAR     INCEPTION
---------------------------------------------------------------------------------------
With Maximum Contingent Deferred Sales Charge(1)                3.31%      8.59%
---------------------------------------------------------------------------------------
Without Sales Charge                                            8.31%      9.53%
---------------------------------------------------------------------------------------
(1)Assumes redemption on 9/30/97.

Past performance is not predictive of future results. The investment return and net asset value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may have a greater or lesser net asset value than when originally purchased.

Average annual total returns for the indicated periods represent the average annual increase in the value of an investment over the periods assuming reinvestment of dividends and capital gain distributions at net asset value.

While the Fund principally invests in obligations exempt from federal income taxes, a portion of the Fund's distributions may be subject to these state and local taxes or the alternative minimum tax (AMT).

The Fund's manager has voluntarily waived portions of its fees or has reimbursed expenses to the Fund, which has reduced operating expenses for shareholders. Without this reduction, the Fund's returns would have been lower.

---------------------
6

                                                 CALIFORNIA TAX-FREE INCOME FUND

--------------------
INVESTMENT ADVISER Q&A
WHAT WAS THE TOTAL RETURN FOR THE FUND DURING THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 1997?

Class A shares of the Fund recorded a 3.71% total return for the period exclusive of sales load.

HOW DID THE FEDERAL RESERVE'S ACTION IN RAISING INTEREST RATES, AND THE SUBSEQUENT SPECULATION ABOUT ADDITIONAL INCREASES, AFFECT THE FUND THROUGHOUT THE PERIOD (APRIL THROUGH SEPTEMBER)?

When the Fed increased the federal funds target rate at the end of March, it sent a signal to the markets that the Fed intended to remain vigilant in fighting inflation. This was received as good news by the market. When subsequent economic data indicated a continuation of moderate economic growth and subdued inflationary pressures, intermediate and long-term interest rates responded positively, posting significant declines during the April through September period. Since the Fund can invest in intermediate-term securities, it was able to take advantage of this response and share prices rose.

DO YOU FORESEE ADDITIONAL FED ACTION DURING THE REMAINDER OF THE FUND'S FISCAL YEAR?

Fed policy appears likely to remain unchanged, at least through November, but there remains the possibility of another small increase later this year or early in 1998.

WHAT IS THE FUND'S CURRENT AVERAGE MATURITY AND HOW DID IT CHANGE THROUGHOUT THE PERIOD? WHY?

The average maturity of the investments held by the Fund, which measures the Fund's sensitivity to interest rates, declined from 4.25 years at the beginning of the period to 3.9 years at the end of the period based upon the premise that the Fed's next move, if any, would be a further tightening of interest rates.

ARE THERE ANY ISSUES BEFORE THE ELECTORATE THIS NOVEMBER OF CONCERN TO MUNICIPAL BOND INVESTORS?

Elections always bear watching, particularly where the ability of state governments to raise revenue is concerned, since it can impact their issues' credit quality. And while there have been many highly-charged issues decided in the public arena the last several years, there don't appear to be any major initiatives or ballot measures before the electorate in the November elections this year which could have a significant impact on the Fund.

                                                           ---------------------

CALIFORNIA TAX-FREE INCOME FUND

---------------------
PERFORMANCE AT A GLANCE
CLASS A PERFORMANCE AS OF 9/30/97
--------------------------------------------------------------------------------

                                                                               SINCE
                                                                               11/18/92
AVERAGE ANNUAL TOTAL RETURNS                             1 YEAR     3 YEAR     INCEPTION
-------------------------------------------------------------------------------------------
With Maximum 3.0% Sales Charge                           2.55%      4.35%      4.16%
-------------------------------------------------------------------------------------------
Without Sales Charge                                     5.75%      5.41%      4.81%
-------------------------------------------------------------------------------------------

Past performance is not predictive of future results. The investment return and net asset value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may have a greater or lesser net asset value than when originally purchased.

Average annual total returns for the indicated periods represent the average annual increase in the value of an investment over the periods assuming reinvestment of dividends and capital gain distributions at net asset value.

While the Fund principally invests in obligations exempt from federal income taxes, a portion of the Fund's distributions may be subject to these or state and local taxes or the alternative minimum tax (AMT).

The Fund's manager has voluntarily waived portions of its fees or has reimbursed expenses to the Fund, which has reduced operating expenses for shareholders. Without this reduction, the Fund's returns would have been lower.

---------------------
8

                                                          NATIONAL TAX-FREE FUND

--------------------
INVESTMENT ADVISER Q&A
WHAT WERE THE TOTAL RETURNS FOR THE FUND DURING THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 1997?

Class A shares of the Fund recorded a 6.51% total return for the period exclusive of sales charge. The return for Class B shares for the same period, also exclusive of sales charge, was 6.03%.

HOW DID THE FEDERAL RESERVE'S ACTION IN RAISING INTEREST RATES, AND THE SUBSEQUENT SPECULATION ABOUT ADDITIONAL INCREASES, AFFECT THE FUND THROUGHOUT THE PERIOD (APRIL THROUGH SEPTEMBER)?

When the Fed increased the federal funds target rate at the end of March, it sent a signal to the markets that the Fed intended to remain vigilant in fighting inflation. Even though this sent the price of Fund shares lower, this was received as good news by the market. When subsequent economic data indicated a continuation of moderate economic growth and subdued inflationary pressures, intermediate- and long-term interest rates responded positively, posting significant declines during the April through September period. As a result, the Fund's share price rose in the third quarter.

DO YOU FORESEE ADDITIONAL FED ACTION DURING THE REMAINDER OF THE FUND'S FISCAL YEAR?

Fed policy appears likely to remain unchanged, at least through November, but there remains the possibility of another small increase later this year or early in 1998.

WHAT IS THE FUND'S CURRENT AVERAGE MATURITY AND HOW DID IT CHANGE THROUGHOUT THE PERIOD? WHY?

The average maturity of the investments held by the Fund, which measures the Fund's sensitivity to interest rates, finished the period at about 12 years. Given the continued outlook for interest rates, we saw no reason to significantly alter the average maturity.

ARE THERE ANY ISSUES BEFORE THE ELECTORATE THIS NOVEMBER OF CONCERN TO MUNICIPAL BOND INVESTORS?

Elections always bear watching, particularly where the ability of state governments to raise revenue is concerned, since it can impact their issues' credit quality. And while there have been many highly-charged issues decided in the public arena the last several years, there don't appear to be any major initiatives or ballot measures before the electorate in the November elections this year which could have a significant impact on the Fund.

                                                           ---------------------

NATIONAL TAX-FREE FUND

---------------------
PERFORMANCE AT A GLANCE
CLASS A SHARE PERFORMANCE AS OF 9/30/97
--------------------------------------------------------------------------------

                                                                               SINCE
                                                                               1/15/93
AVERAGE ANNUAL TOTAL RETURNS                             1 YEAR     3 YEAR     INCEPTION
-------------------------------------------------------------------------------------------
With Maximum 4.5% Sales Charge                           3.69%      5.72%      4.74%
-------------------------------------------------------------------------------------------
Without Sales Charge                                     8.59%      7.34%      5.79%
-------------------------------------------------------------------------------------------

CLASS B SHARE PERFORMANCE AS OF 9/30/97
--------------------------------------------------------------------------------

                                                                               SINCE
                                                                               1/15/93
AVERAGE ANNUAL TOTAL RETURNS                             1 YEAR     3 YEAR     INCEPTION
-------------------------------------------------------------------------------------------
With Maximum Contingent Deferred Sales Charge(1)         1.13%      5.06%      4.27%
-------------------------------------------------------------------------------------------
Without Sales Charge                                     6.13%      5.96%      4.63%
-------------------------------------------------------------------------------------------
(1)Assumes redemption on 9/30/97.

Past performance is not predictive of future results. The investment return and net asset value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may have a greater or lesser net asset value than when originally purchased.

Average annual total returns for the indicated periods represent the average annual increase in the value of an investment over the periods assuming reinvestment of dividends and capital gain distributions at net asset value.

While the Fund principally invests in obligations exempt from federal income taxes, a portion of the Fund's distributions may be subject to these or state and local taxes or the alternative minimum tax (AMT).

On September 6, 1996, the Fund was reorganized as the successor to the Pacifica National Tax-Exempt Fund (10/95 to 9/96) and the Westcore Quality Tax-Exempt Income Fund (1/93 to 9/95). Historical performance has been calculated using returns produced by these funds. Class A performance for periods prior to September 6, 1996 reflects Pacifica Investor Class and Westcore Fund performance. Class B performance for periods prior to September 6, 1996, the date the Class B shares were first offered also reflects such performance but has been adjusted to reflect Class B share expense levels in effect on 9/6/96.

The Fund's manager has voluntarily waived portions of its fees or has reimbursed expenses to the Fund, which has reduced operating expenses for shareholders. Without this reduction, the Fund's returns would have been lower.

---------------------
10

                                                            OREGON TAX-FREE FUND

--------------------
INVESTMENT ADVISER Q&A
WHAT WERE THE TOTAL RETURNS FOR THE FUND DURING THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 1997?

Class A shares of the Fund recorded a 6.35% total return for the period exclusive of sales charge. The return for Class B shares for the same period, also exclusive of sales charge, was 5.74%.

HOW DID THE FEDERAL RESERVE'S ACTION IN RAISING INTEREST RATES, AND THE SUBSEQUENT SPECULATION ABOUT ADDITIONAL INCREASES, AFFECT THE FUND THROUGHOUT THE PERIOD (APRIL THROUGH SEPTEMBER)?

When the Fed increased the federal funds target rate at the end of March, it sent a signal to the markets that the Fed intended to remain vigilant in fighting inflation. Even though this sent the price of Fund shares lower, this was received as good news by the market. When subsequent economic data indicated a continuation of moderate economic growth and subdued inflationary pressures, intermediate- and long-term interest rates responded positively, posting significant declines during the April through September period. As a result, the Fund's share price rose in the third quarter.

DO YOU FORESEE ADDITIONAL FED ACTION DURING THE REMAINDER OF THE FUND'S FISCAL YEAR?

Fed policy appears likely to remain unchanged, at least through November, but there remains the possibility of another small increase later this year or early in 1998.

WHAT IS THE FUND'S CURRENT AVERAGE MATURITY AND HOW DID IT CHANGE THROUGHOUT THE PERIOD? WHY?

The average maturity of the investments held by the Fund, which measures the Fund's sensitivity to interest rates, remained in the 11 to 14 year range, finishing the period at about 12.6 years. Given the continued outlook for interest rates, we saw no reason to significantly alter the average maturity.

ARE THERE ANY ISSUES BEFORE THE ELECTORATE THIS NOVEMBER OF CONCERN TO MUNICIPAL BOND INVESTORS?

Elections always bear watching, particularly where the ability of state governments to raise revenue is concerned, since it can impact their issues' credit quality. And while there have been many highly-charged issues decided in the public arena the last several years, there don't appear to be any major initiatives or ballot measures before the electorate in the November elections this year which could have a significant impact on the Fund.

                                                           ---------------------

OREGON TAX-FREE FUND

---------------------
PERFORMANCE AT A GLANCE
CLASS A SHARE PERFORMANCE AS OF 9/30/97
--------------------------------------------------------------------------------

                                                                                  SINCE 6/1/88
AVERAGE ANNUAL TOTAL RETURNS                     1 YEAR     3 YEAR     5 YEAR     INCEPTION
----------------------------------------------------------------------------------------------
With Maximum 4.5% Sales Charge                   3.26%      6.08%      5.26%      6.67%
----------------------------------------------------------------------------------------------
Without Sales Charge                             8.11%      7.71%      6.24%      7.20%
----------------------------------------------------------------------------------------------

CLASS B SHARE PERFORMANCE AS OF 9/30/97
--------------------------------------------------------------------------------

                                                                                  SINCE 6/1/88
AVERAGE ANNUAL TOTAL RETURNS                     1 YEAR     3 YEAR     5 YEAR     INCEPTION
----------------------------------------------------------------------------------------------
With Maximum Contingent Deferred Sales
Charge(1)                                        1.98%      5.90%      5.07%      6.40%
----------------------------------------------------------------------------------------------
Without Sales Charge                             6.98%      6.79%      5.40%      6.40%
----------------------------------------------------------------------------------------------
(1)Assumes redemption on 9/30/97.

Past performance is not predictive of future results. The investment return and net asset value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may have a greater or lesser net asset value than when originally purchased.

Average annual total returns for the indicated periods represent the average annual increase in the value of an investment over the periods assuming reinvestment of dividends and capital gain distributions at net asset value.

While the Fund principally invests in obligations exempt from federal income taxes, a portion of the Fund's distributions may be subject to these or state and local taxes or the alternative minimum tax (AMT).

On September 6, 1996, the Fund was reorganized as the successor to the Pacifica Oregon Tax-Exempt Fund (10/95 to 9/96) and the Westcore Oregon Tax-Exempt Fund (6/88 to 9/95). Historical performance has been calculated using returns produced by these funds. Class A performance for periods prior to September 6, 1996 reflects Pacifica Investor Class and Westcore Fund performance. Class B performance for periods prior to September 6, 1996, the date the Class B shares were first offered, also reflects such performance but has been adjusted to reflect Class B share expense levels in effect on 9/6/96.

The Fund's manager has voluntarily waived portions of its fees or has reimbursed expenses to the Fund, which has reduced operating expenses for shareholders. Without this reduction, the Fund's returns would have been lower.

---------------------
12

                                               ARIZONA TAX-FREE FUND (UNAUDITED)
-----------------------------------------------------
PORTFOLIO OF INVESTMENTS  - SEPTEMBER 30, 1997

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             ARIZONA MUNICIPAL BONDS - 92.48%
$ 1,165,000  Bullhead City AZ Sewer Facility Excise Tax
               Revenue                                            5.25 %        07/01/10   $   1,196,933
    130,000  Bullhead City AZ Special Assessment Parkway
               Improvement District                               6.10          01/01/02         138,125
    170,000  Bullhead City AZ Special Assessment Parkway
               Improvement District                               6.10          01/01/03         182,113
    500,000  Chandler AZ Street & Highway User Revenue            6.00          07/01/11         550,700
    110,000  Glendale AZ Improvement District                     6.00          01/01/01         115,496
    175,000  Glendale AZ Improvement District                     6.00          01/01/02         185,638
    235,000  Glendale AZ Water & Sewer Revenue                    9.00          07/01/03         291,069
    200,000  Maricopa County AZ PCR Arizona Public Service
               Co V/R Series D LOC - Bank of America              4.00          05/01/29         200,000
    800,000  Maricopa County AZ School District GO                7.75          07/01/06         976,544
    340,000  Maricopa County AZ USD Mesa GO FGIC Insured          5.55          07/01/04         347,545
    150,000  Maricopa County AZ USD Osborn                        6.10          07/01/04         163,125
  1,000,000  Maricopa County AZ USD Peoria Unified Projects
               Series A                                           5.00          07/01/09       1,016,150
    625,000  Maricopa County AZ USD Phoenix Elementary            6.00          07/01/08         694,188
    415,000  Maricopa County AZ USD Tolleson AMBAC Insured        5.80          07/01/07         437,165
  1,000,000  Mesa AZ GO                                           6.50          07/01/09       1,156,250
    500,000  Mohave County AZ IDA Baptist Hospital MBIA
               Insured                                            5.70          09/01/15         515,340
    100,000  Peoria AZ Improvement District                       7.30          01/01/99         103,207
  1,000,000  Phoenix AZ Civic Improvement Corporation
               Wastewater Systems                                 6.00          07/01/05       1,096,520
    200,000  Phoenix AZ GO                                        3.80          06/01/20         200,000
  1,000,000  Phoenix AZ GO Series A                               6.25          07/01/16       1,149,580
    750,000  Phoenix AZ Street & Highway User Revenue             6.40          07/01/04         826,500

                                                           ---------------------

ARIZONA TAX-FREE FUND (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             ARIZONA MUNICIPAL BONDS (CONTINUED)
$   215,000  Phoenix AZ Special Assessment Central Avenue
               Improvement District                               7.00 %        01/01/99   $     219,685
    335,000  Pima County AZ Community College District            5.50          07/01/12         345,821
     75,000  Pima County AZ USD Amphitheater Series E             6.00          07/01/04          79,790
    800,000  Pima County AZ USD Tucson Series D FGIC Insured      6.10          07/01/12         850,000
  1,000,000  Salt River AZ Agricultural Improvement Series C      5.00          01/01/16         968,400
    500,000  Scottsdale AZ GO                                     7.50          07/01/04         585,625
    500,000  Tucson AZ GO                                         6.75          07/01/03         561,875
  1,000,000  Tucson AZ GO Series C                                7.00          07/01/15       1,214,780
    500,000  Tucson AZ Street & Highway User Revenue Series
               C                                                  7.00          07/01/11         604,005
    500,000  Tucson AZ Street & Highway User Revenue Series
               C                                                  7.00          07/01/12         602,175
    500,000  University of Arizona Medical Center Hospital
               Revenue Series A                                   6.88          07/01/21         555,882
                                                                                           --------------
             TOTAL ARIZONA MUNICIPAL BONDS                                                 $  18,130,226
             (Cost $17,516,183)

             PUERTO RICO MUNICIPAL BONDS - 5.10%
$ 1,000,000  Puerto Rico Commonwealth Highway &
               Transportation Revenue Series Y                                             $     999,900
             (Cost $992,764)
  SHARES

             SHORT-TERM INSTRUMENT - 1.51%
             MONEY MARKET FUNDS - 1.51%
    297,000  AIM Institutional Tax-Free Fund                                               $     297,000
             (Cost $297,000)

------------------------
14

                                               ARIZONA TAX-FREE FUND (UNAUDITED)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost 18,805,947)* (Notes 1 and 3)                       99.09%               $   19,427,126
              Other Assets and Liabilities, Net                         0.91                       178,653
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $   19,605,779
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $    629,422
Gross Unrealized Depreciation         (8,243)
                                ------------
NET UNREALIZED APPRECIATION     $    621,179
                                ------------
                                ------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

CALIFORNIA TAX-FREE BOND FUND (UNAUDITED)
-----------------------------------------------------
PORTFOLIO OF INVESTMENTS  - SEPTEMBER 30, 1997

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CALIFORNIA MUNICIPAL BONDS - 95.98%
$ 2,000,000  ABAG Finance Authority for Nonprofit Corp CA
               Stanford University Hospital                       5.50 %        11/01/13   $   2,017,500
  1,000,000  Alameda CA USD AMBAC Insured                         5.95          07/01/09       1,069,520
  1,000,000  Alameda CA USD AMBAC Insured                         6.05          07/01/11       1,069,310
  2,000,000  Alameda County CA Public Facilities Corp COP         6.25          06/01/06       2,143,140
  3,620,000  Antioch CA Public FA Water Revenue Water
               Treatment Plant Project MBIA Insured               5.63          07/01/14       3,699,640
  1,330,000  Arcadia CA USD Capital Appreciation Series A
               MBIA Insured                                       7.31 (F)      09/01/06         873,664
  1,430,000  Arcadia CA USD Capital Appreciation Series A
               MBIA Insured                                       7.43 (F)      09/01/07         887,544
    810,000  Benicia CA USD Series B                              5.13          08/01/12         806,841
  2,545,000  Bonita CA USD COP MBIA Insured                       5.63          05/01/10       2,669,654
  1,300,000  Burbank Glendale Pasadena Airport Authority CA
               Airport Revenue AMBAC Insured                      6.40          06/01/10       1,384,214
  1,000,000  California State DWR Central Valley Project
               Revenue                                            4.75          09/01/12         969,580
  1,500,000  California State DWR Central Valley Project
               Revenue                                            5.00          12/01/12       1,479,195
    400,000  California State DWR Central Valley Project
               Revenue Series F                                   6.00          12/01/11         405,088
  1,830,000  California State DWR Central Valley Project
               Revenue Series L                                   5.75          12/01/13       1,889,859
  1,000,000  California State DWR Central Valley Project
               Revenue Series L                                   5.75          12/01/14       1,032,710
  3,235,000  California State DWR Central Valley Project
               Series O                                           4.75          12/01/17       3,015,732
    680,000  California State EDFA Revenue Mills College          6.70          09/01/05         752,440
     50,000  California State EDFA Revenue Pomona College         6.13          02/15/08          53,740
  1,000,000  California State EDFA Revenue Pomona College GO      5.60          12/01/14       1,016,250

------------------------
16

                                       CALIFORNIA TAX-FREE BOND FUND (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 3,200,000  California State EDFA Revenue Pomona College GO      6.00 %        02/15/17   $   3,352,416
    750,000  California State EDFA Revenue University of San
               Diego Project                                      6.50          10/01/08         817,268
  1,000,000  California State EDFA Revenue University of San
               Francisco MBIA Insured                             5.60          10/01/10       1,075,420
  1,500,000  California State Educational Facilities
               Authority Revenue College & University
               Projects Series C                                  5.13          03/01/15       1,475,130
  1,000,000  California State GO                                  4.75          09/01/11         980,740
  3,000,000  California State GO AMBAC Insured                    5.75          03/01/15       3,106,350
  1,910,000  California State GO Eagles II Series 6               5.94 (F)      04/01/10       1,004,545
  3,000,000  California State GO MBIA Insured                     6.00          10/01/10       3,341,310
     40,000  California State HFA Home Mortgage Revenue
               Series B FHA Collateralized                        6.90          08/01/16          40,659
    180,000  California State HFA Home Mortgage Revenue
               Series B MBIA Insured                              6.90          08/01/16         182,524
    135,000  California State HFA Home Mortgage Revenue
               Series G AMT Multiple Credit Enhancements          6.95          08/01/11         143,757
    500,000  California State HFA Home Multi Unit Rental
               Mortgage Revenue Series B-II                       6.70          08/01/15         532,190
    500,000  California State HFA Home Multi-Unit Rental
               Mortgage Revenue Series C-II AMT                   6.85          08/01/15         532,035
  1,250,000  California State HFA Multi-Unit Rental Housing
               Revenue Series A AMT                               5.50          08/01/15       1,230,013
  1,500,000  California State HFFA Revenue Kaiser Permanente
               Series A                                           6.25          03/01/21       1,583,880
  2,000,000  California State HFFA Revenue Scripps Memorial
               Hospital MBIA Insured                              6.40          10/01/12       2,159,460
  2,000,000  California State HFFA Revenue Scripps Research
               Institute                                          6.63          07/01/14       2,194,380
  1,000,000  California State HFFA Revenue Special Episcopal
               Homes Mortgage                                     7.30          07/01/00       1,017,430
  5,000,000  California State HFFA San Diego Hospital
               Association MBIA Insured                           6.20          08/01/12       5,330,650

                                                           ---------------------

CALIFORNIA TAX-FREE BOND FUND (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 1,795,000  California State HFFA Scripps Memorial Hospital
               Series A MBIA Insured                              6.25 %        10/01/13   $   1,900,779
  2,500,000  California State PCFA Pacific Gas & Electric Co
               AMT                                                6.35          06/01/09       2,675,450
  1,445,000  California State PCFA Pacific Gas & Electric Co
               AMT                                                6.63          06/01/09       1,565,730
  4,000,000  California State Public Work Board Lease
               Revenue Department of Corrections Series A         5.40          01/01/09       4,187,080
  2,000,000  California State Public Works Board Lease
               Revenue Community Colleges                         6.63          09/01/07       2,170,080
  1,000,000  California State Public Works Board Lease
               Revenue Department of Corrections AMBAC
               Insured                                            5.25          01/01/21         977,630
  3,000,000  California State Public Works Board Lease
               Revenue Department of Corrections AMBAC
               Insured                                            6.40          11/01/10       3,343,350
  2,000,000  California State Public Works Board Lease
               Revenue Department of Corrections Series A
               AMBAC Insured                                      5.50          01/01/15       2,034,960
  1,000,000  California State Public Works Board Lease
               Revenue University Of California Project
               Series A AMBAC Insured                             6.00          12/01/12       1,051,480
  1,755,000  California State Public Works Board Lease
               Revenue University Of California Project
               Series A AMBAC Insured                             6.30          12/01/09       1,924,621
  5,000,000  California State Universities & Colleges
               Revenue HSG System FGIC Insured                    5.80          11/01/17       5,222,500
  5,000,000  California State Water Revenue Project Series J      6.00          12/01/07       5,569,400
  1,500,000  California State Works Board Lease Revenue
               University of California Project Series A          5.38          10/01/17       1,505,625
  1,500,000  California Statewide CDA Lease Revenue Oakland
               Convention Centers Project AMBAC Insured           5.50          10/01/14       1,515,060

------------------------
18

                                       CALIFORNIA TAX-FREE BOND FUND (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 6,800,000  California Statewide CDA Lease Revenue Oakland
               Convention Centers Project AMBAC Insured           6.00 %        10/01/10   $   7,288,784
  1,000,000  California Statewide CDA Motion Picture and
               Television Development AMBAC Insured               5.20          01/01/11       1,008,680
  1,750,000  California Statewide CDA Motion Picture and
               Television Development AMBAC Insured               5.25          01/01/12       1,763,983
    500,000  California Statewide CDA Revenue COP Health
               Facilities Barton Memorial Hospital LOC -
               Banque Nationale de Paris                          6.40          12/01/05         535,455
  1,810,000  California Statewide CDA Revenue COP Hospital
               Cedars Sinai Medical Center                        6.50          08/01/12       2,042,657
  1,500,000  California Statewide CDA Revenue COP Sutter
               Health Obligated Group AMBAC Insured               6.00          08/15/09       1,599,135
  1,935,000  California Statewide CDA Water Revenue Series A      6.00          07/01/10       2,055,434
  2,000,000  Capistrano CA Unified PFA Special Tax Revenue
               AMBAC Insured                                      5.25          09/01/09       2,065,000
    200,000  Capitol Area Development Authority Sacramento
               CA Lease Revenue Series A MBIA Insured             6.50          04/01/12         218,194
  1,800,000  Chino Basin CA Regional Financial Authority
               Revenue Municipal Water District Sewer
               Systems Project AMBAC insured                      6.00          08/01/16       1,897,182
  2,000,000  Chino Basin CA Water Facility Authority Revenue
               Series A                                           5.20          10/01/15       1,972,180
    400,000  Chula Vista CA COP Town Centre II Package
               Project RDA                                        6.00          09/01/07         424,812
    735,000  Chula Vista CA COP Town Centre II Package
               Project RDA                                        6.00          09/01/08         775,682
    820,000  Chula Vista CA COP Town Centre II Package
               Project Redevelopment Agency                       6.00          09/01/10         862,665
  2,000,000  Coachella CA Water Revenue COP FSA Insured           6.10          03/01/22       2,104,460

                                                           ---------------------

CALIFORNIA TAX-FREE BOND FUND (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 2,500,000  Concord CA RDFA Tax Allocation                       5.75 %        07/01/10   $   2,505,900
  3,240,000  Contra Costa CA Water District Revenue FGIC
               Insured                                            6.00          10/01/13       3,406,730
  2,505,000  Contra Costa CA Water Treatment Revenue FGIC
               Insured                                            5.70          10/01/12       2,587,865
  1,500,000  Contra Costa County CA COP Public Facilities
               Merrithew Memorial Hospital Replacement            6.60          11/01/12       1,689,510
  2,000,000  Contra Costa County CA Transportation Authority
               Sales Tax Revenue Series A Escrowed to
               Maturity                                           6.50          03/01/09       2,265,000
  1,000,000  Contra Costa County CA Water Treatment Revenue
               Series A FGIC Insured                              5.60          10/01/10       1,039,770
  1,045,000  Corona CA PFA Public Improvement Revenue             5.95          07/01/07       1,069,056
  1,075,000  Cotati CA Facilities Financing Authority Tax
               Allocation Series A                                5.60          09/01/12       1,063,949
  1,250,000  Cucamonga County CA Water District COP
               Refinancing Facilities FGIC Insured                6.30          09/01/12       1,334,063
     15,000  Culver City CA RDFA AMBAC Insured                    6.75          11/01/15          15,947
  1,500,000  Cupertino CA Series A AMBAC Insured                  5.75          07/01/16       1,543,545
  1,450,000  Cupertino CA Series B                                6.25          07/01/10       1,528,663
  1,355,000  Duarte CA COP City of Hope National Medical
               Center                                             6.13          04/01/13       1,404,742
  4,070,000  East Bay CA MUD Wastewater Treatment Revenue
               FGIC Insured                                       5.00          06/01/16       3,963,366
  3,000,000  East Bay CA MUD Wastewater Treatment Revenue
               MBIA Insured                                       5.00          06/01/14       2,942,820
  1,500,000  East Bay CA MUD Wastewater Treatment System
               Revenue AMBAC Insured                              6.00          06/01/09       1,609,485
  1,000,000  East Bay CA MUD Water System Revenue FGIC
               Insured                                            6.00          06/01/12       1,054,150
  1,195,000  East Bay CA Regional Park District Series B          5.75          09/01/14       1,229,786
  5,000,000  Elsinore Valley CA Municipal Water District COP
               Series A FGIC Insured                              5.75          07/01/19       5,102,400
  1,000,000  Elsinore Valley CA Municipal Water District COP
               Series A FGIC Insured                              6.00          07/01/12       1,100,990

------------------------
20

                                       CALIFORNIA TAX-FREE BOND FUND (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 3,000,000  Emeryville CA PFA Housing Increment Revenue
               Series A                                           6.35 %        05/01/10   $   3,197,130
  2,000,000  Escondido CA PFA Lease Revenue Escondido Civic
               Center Project Series B AMBAC Insured              6.13          09/01/11       2,152,620
  1,080,000  Escondido CA USD Series A FGIC Insured               5.13          09/01/15       1,069,222
  1,110,000  Folsom CA PFA Revenue AMBAC Insured                  6.00          10/01/12       1,169,429
  1,000,000  Foothill CA De Anza Community College Connie
               Lee Insured                                        5.25          09/01/21         977,370
  1,270,000  Fremont CA USD Alameda County Series E FGIC
               Insured                                            5.90          09/01/15       1,341,552
  3,940,000  Fremont CA USD Alameda County Series F MBIA
               Insured                                            5.88          08/01/16       4,103,077
  2,000,000  Fresno CA Conference Center                          5.00          04/01/13       1,974,140
  2,000,000  Fresno CA Joint Powers Financing Authority
               Street Light Acquisition Project Series A          5.50          08/01/12       1,991,300
  3,000,000  Fresno CA Water System Revenue FGIC Insured          6.00          06/01/16       3,149,220
  1,500,000  Glendale CA RDFA Tax Allocation Revenue AMBAC
               Insured                                            5.50          12/01/09       1,563,075
  1,000,000  Glendale CA RDFA Tax Allocation Revenue AMBAC
               Insured                                            5.50          12/01/11       1,028,470
  1,000,000  Glendale CA USD Series A                             5.75          08/01/17       1,038,060
    575,000  Huntington Beach CA PFA Revenue Bond                 6.55          08/01/01         584,626
  1,000,000  Indian Wells CA RDFA Tax Allocation Whitewater
               Project MBIA Insured                               6.00          12/01/14       1,052,730
    200,000  Industry CA Urban Development Agency                 6.85          11/01/04         219,750
  1,270,000  Industry CA Urban Development Agency Tax
               Allocation MBIA Insured                            5.80          05/01/09       1,328,928
  1,000,000  Industry CA Urban Development Agency Tax
               Allocation MBIA Insured                            6.00          05/01/15       1,047,520
  1,350,000  Jackson CA COP Water System Acquisition Project      6.80          09/01/23       1,418,405
    270,000  Jamul-Dulzura CA USD                                 6.40          08/01/16         291,746
  2,000,000  Kern CA High School District MBIA Insured            5.60          08/01/12       2,145,240
  1,185,000  La Verne CA COP Capital Improvements Projects        5.70          06/01/15       1,190,581

                                                           ---------------------

CALIFORNIA TAX-FREE BOND FUND (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 3,000,000  Long Beach CA Finance Authority Revenue              6.00 %        11/01/08   $   3,343,650
  2,000,000  Long Beach CA Water Revenue                          6.00          05/01/14       2,139,840
  1,000,000  Long Beach CA Water Revenue                          6.13          05/01/19       1,077,310
  1,000,000  Los Angeles CA Community College District COP
               Series A CGIC Insured                              5.90          08/15/07       1,073,090
  4,695,000  Los Angeles CA DW&P Electric Plant Revenue           5.70          09/01/11       4,895,195
    200,000  Los Angeles CA DW&P Electric Plant Revenue           6.38          02/01/20         211,058
  2,000,000  Los Angeles CA DW&P Electric Plant Revenue
               Second Issue                                       5.75          08/15/11       2,075,380
  2,000,000  Los Angeles CA DW&P Electrical Plant Revenue
               FGIC Insured                                       4.75          08/15/09       1,979,500
  3,000,000  Los Angeles CA DW&P Waterworks Revenue               5.70          04/15/09       3,141,990
  2,145,000  Los Angeles CA Harbor Department of Revenue          6.40          08/01/15       2,387,213
  2,000,000  Los Angeles CA Metropolitan Transportation
               Authority Union Station Series A                   5.00          07/01/09       2,028,940
    340,000  Los Angeles CA Municipal Improvement Corp Lease
               Revenue Central Library Project Series A           6.30          06/01/16         358,027
  2,800,000  Los Angeles CA USD Certificates Participation
               Multiple Properties Project Series A FSA
               Insured                                            5.40          10/01/09       2,926,532
  2,200,000  Los Angeles CA USD Certificates Participation
               Multiple Properties Project Series A FSA
               Insured                                            5.50          10/01/10       2,289,408
  4,000,000  Los Angeles CA Wastewater System Revenue AMBAC
               Insured                                            6.25          06/01/12       4,288,040
  1,300,000  Los Angeles CA Wastewater System Revenue Series
               A MBIA Insured                                     5.70          06/01/13       1,333,956
  1,000,000  Los Angeles CA Wastewater System Revenue Series
               C MBIA Insured                                     5.50          06/01/13       1,023,140
  4,500,000  Los Angeles CA Wastewater System Revenue Series
               D FGIC Insured                                     5.20          11/01/21       4,367,790

------------------------
22

                                       CALIFORNIA TAX-FREE BOND FUND (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 1,975,000  Los Angeles County CA Metropolitan
               Transportation Authority Sales Tax Revenue
               Series A                                           5.50 %        07/01/13   $   1,966,152
  2,000,000  Los Angeles USD COP Dr Francisco Bravo Medical
               Hospital                                           6.60          06/01/05       2,178,160
  1,370,000  Madera CA RDFA Tax Allocation Revenue CGIC
               Insured                                            5.75          09/01/11       1,430,116
  1,000,000  Menlo Park CA CDA Tax Allocation Revenue MBIA
               Insured                                            5.38          06/01/16         999,870
  2,485,000  Merced County CA Certificates Participation
               Revenue                                            6.00          10/01/12       2,644,839
  6,000,000  Metropolitan Water District Southern CA Water
               Works Revenue                                      5.75          07/01/13       6,138,660
  2,000,000  Metropolitan Water District Southern CA Water
               Works Revenue MBIA Insured                         5.75          07/01/15       2,079,020
  1,000,000  Modesto CA Irrigation District Financing
               Authority Domestic Water Project Revenue
               Series A AMBAC Insured                             6.00          09/01/09       1,075,610
    975,000  Montclair CA RDFA Lease Revenue Series A             5.80          11/01/10       1,008,472
    100,000  Montclair CA RDFA Lease Revenue Series A             6.63          11/01/11         103,617
  1,000,000  Mountain View CA Shoreline Regional Park
               Community Tax Allocation MBIA Insured              5.50          08/01/13       1,026,600
  1,000,000  National City CA CDA Tax Allocation Downtown
               Redevelopment Project Series A AMBAC Insured       6.25          08/01/12       1,071,460
  1,230,000  National City CA CDA Tax Allocation Downtown
               Redevelopment Project Series B AMT AMBAC
               Insured                                            6.63          08/01/12       1,337,502
    720,000  Natomas CA USD Series A MBIA Insured                 5.75          09/01/12         753,984
    750,000  Nevada County CA Solid Waste Revenue                 6.50          10/01/06         812,168
  1,000,000  North City West CA School Facility Authority
               Special Tax Refunded Series B FSA Insured          5.75          09/01/15       1,038,750
  1,000,000  Northern California Power Agency Multiple
               Capital Facilities Revenue Series A MBIA
               Insured                                            6.50          08/01/12       1,097,970

                                                           ---------------------

CALIFORNIA TAX-FREE BOND FUND (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 7,000,000  Northern California Transmission Revenue
               Transmission Project A MBIA Insured                5.50 %        05/01/14   $   7,116,620
  4,280,000  Northridge CA Water District Revenue AMBAC
               Insured                                            5.25          02/01/14       4,304,867
  1,465,000  Oakland CA FGIC Insured                              6.00          06/15/12       1,545,575
  2,000,000  Oceanside CA Water Reuse Finance Project A
               AMBAC Insured                                      6.40          10/01/12       2,173,400
  6,000,000  Orange County CA LOC TRANS Authority Sales Tax
               Revenue MBIA Insured                               6.00          02/15/08       6,626,340
    800,000  Orange County CA Local Transportation Authority
               Sales Tax Revenue First Series Measure M           6.00          02/15/09         881,552
    360,000  Orange County CA Sanitation District COP FGIC
               Insured                                            6.40          08/01/07         388,526
  1,000,000  Palm Springs CA Certificates Participation
               Refunded Multiple Capital Facilities Project
               AMBAC Insured                                      5.75          04/01/17       1,036,240
  1,240,000  Parlier CA RDFA Tax Allocation Series A              6.95          08/01/23       1,304,629
  3,285,000  Pittsburg CA Redevelopment Agency Tax
               Allocation V/R Series A AMBAC Insured              5.00          08/01/13       3,224,260
  3,380,000  Port of Oakland CA Special Facilities Revenue
               Mitsui OSK Lines Ltd Series A AMT LOC -
               Industrial Bank of Japan Ltd                       6.80          01/01/19       3,578,372
  1,000,000  Rancho CA Water District Finance Authority
               Revenue                                            5.00          08/15/14         980,810
  1,325,000  Redding CA Joint Powers Financing Authority
               Wastewater Revenue Series A FGIC Insured           6.00          12/01/11       1,409,628
  1,310,000  Rialto CA RDFA Tax Allocation Series A               5.80          09/01/08       1,357,881
  4,000,000  Riverside County CA Asset Leasing Corp Revenue
               Riverside County Hospital Project A                6.38          06/01/09       4,275,000
  1,045,000  Riverside County CA PFA Special Tax Revenue
               Series A MBIA Insured                              5.25          09/01/10       1,072,086
  1,000,000  Rocklin CA USD Community Facility District
               Special Tax MBIA Insured                           5.75          09/01/18       1,030,600

------------------------
24

                                       CALIFORNIA TAX-FREE BOND FUND (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 1,000,000  Sacramento CA Airport Commission International
               Airport Revenue AMBAC Insured                      6.00 %        07/01/16   $   1,058,800
  1,500,000  Sacramento CA Area Flood Control Authority
               Special Assessment FGIC Insured                    5.38          10/01/15       1,505,595
      5,000  Sacramento CA Financing Authority Revenue
               Prerefunded                                        6.70          11/01/11           5,347
  2,300,000  Sacramento CA Light Rail Transportation Project      6.00          07/01/12       2,391,885
  2,500,000  Sacramento CA MUD Electric Revenue MBIA Insured      6.25          08/15/10       2,841,675
    500,000  Sacramento CA MUD Electric Revenue Series C
               FGIC Insured                                       5.75          11/15/08         530,625
  1,100,000  Sacramento CA MUD Electric Revenue Series C
               MBIA Insured                                       5.75          11/15/09       1,160,929
     50,000  Sacramento CA MUD Electric Revenue Series Z
               FGIC Insured                                       6.45          07/01/10          53,719
  1,000,000  Sacramento CA Municipal Utility District
               Revenue Series L                                   5.00          07/01/12         992,480
  2,475,000  Sacramento CA Municipal Utility District Series
               L                                                  5.10          07/01/14       2,455,175
  1,000,000  Sacramento CA RDFA Tax Allocation Merged
               Downtown Project A MBIA Insured                    6.50          11/01/13       1,070,990
  2,000,000  Sacramento County CA Airport System Revenue
               Series A AMT FGIC Insured                          6.00          07/01/12       2,082,920
    380,000  San Bernardino County CA West Valley Detention
               Center MBIA Insured                                6.50          11/01/12         416,814
  2,000,000  San Bernardino County CA COP Medical Center
               Finance Project                                    4.90          08/01/08       2,015,000
    200,000  San Bernardino County CA Transportation
               Authority Sales Tax Revenue FGIC Insured           6.00          03/01/10         213,248
  4,000,000  San Buenaventura CA COP AMBAC Insured                6.00          01/01/12       4,220,000
  1,500,000  San Diego CA Community College District COP
               Financing Projects                                 5.38          12/01/14       1,462,695

                                                           ---------------------

CALIFORNIA TAX-FREE BOND FUND (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 1,695,000  San Diego CA PFA Sewer Revenue FGIC Insured          5.00 %        05/15/15   $   1,652,066
  1,000,000  San Diego CA PFA Sewer Revenue FGIC Insured          5.00          05/15/20         951,830
  3,000,000  San Diego CA Public Safety Commission Project
               GO                                                 5.50          04/01/08       3,206,100
  1,000,000  San Diego CA Public Safety Commission Project
               GO                                                 6.50          07/15/07       1,158,110
  4,000,000  San Diego County CA Regional Transportation
               Community Sales Tax Revenue Series A Escrowed
               to Maturity                                        6.00          04/01/08       4,369,840
  1,235,000  San Elijo Joint Powers Authority San Diego
               County CA Water Pollution Control Facility
               FGIC Insured                                       5.38          03/01/13       1,245,782
    200,000  San Francisco CA City & County Public Utilities
               Commission Water Revenue Series A                  6.50          11/01/09         220,332
    700,000  San Francisco CA City & County RDFA Tax
               Allocation Capital Appreciation Project MBIA
               Insured                                            7.59 (F)      08/01/08         415,751
  4,500,000  San Francisco CA City & County Sewer Revenue         6.00          10/01/11       4,792,275
    500,000  San Francisco CA RDA Tax Allocation MBIA
               Insured                                            5.00          08/01/15         487,240
  4,000,000  San Joaquin Hills CA Transportation Agency Toll
               Road Revenue Series A                              5.25          01/15/05       2,856,920
  1,345,000  San Joaquin Hills CA Transportation Agency Toll
               Road Revenue Series A                              5.35          01/15/07         860,329
  2,000,000  San Joaquin Hills CA Transportation Corridor
               Agency Toll Road Revenue Capital Appreciation      4.96 (F)      01/01/10       1,890,000
  1,200,000  San Mateo CA Joint Powers Financing Authority
               Redevelopment Downtown & Shoreline Project A
               AMBAC Insured                                      5.50          08/01/07       1,244,688
  1,130,000  San Mateo CA Sewer Revenue FSA Insured               5.50          08/01/14       1,160,058

------------------------
26

                                       CALIFORNIA TAX-FREE BOND FUND (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 2,250,000  Santa Clara CA Financing Authority Lease
               Revenue Facility Replacement Project A AMBAC
               Insured                                            6.88 %        11/15/14   $   2,549,025
  4,010,000  Santa Clara CA RDFA Tax Allocation Bayshore
               North Project AMBAC Insured                        5.75          07/01/14       4,154,480
  2,500,000  Santa Clara County CA COP Multiple Facilities
               Project AMBAC Insured                              6.00          05/15/12       2,628,125
  1,000,000  Santa Maria CA RDFA Town Center West Side
               Parking Facilities FSA Insured                     5.25          06/01/11       1,011,250
  2,450,000  Santa Rosa CA Wastewater Treatment Plant FGIC
               Insured                                            4.75          09/01/16       2,276,050
  1,750,000  Shasta CA Joint Powers Financing Authority
               Lease Revenue County Courthouse Improvement
               Project Series                                     6.70          06/01/23       1,850,450
  1,000,000  Sonoma Valley CA USD FSA Insured                     6.00          07/15/21       1,059,390
  4,720,000  South County CA Regional Wastewater Authority
               Revenue Capital Improvement FGIC Insured           5.75          08/01/10       4,944,151
  1,000,000  Southern CA Public Power Project Revenue             6.75          07/01/11       1,154,870
  1,000,000  Southern California State Public Power
               Authority                                          5.50          07/01/12       1,019,510
  3,000,000  Southern California State Rapid Transit
               District Special Benefit Assessment District
               A1 AMBAC Insured                                   6.00          09/01/08       3,226,830
  2,000,000  Stanislaus County CA Capital Improvement
               Program Series A MBIA Insured                      5.25          05/01/14       2,011,940
  1,600,000  Stanislaus County CA COP Capital Improvement
               Project AMBAC Insured                              5.25          05/01/18       1,585,984
  2,000,000  Stanislaus County CA COP Series B AMBAC Insured      6.13          06/01/12       2,129,380
  1,000,000  Three Valleys CA Municipal Water District COP
               FGIC Insured                                       5.00          11/01/14         986,270
  2,000,000  Three Valleys CA Municipal Water District
               Revenue COP FGIC Insured                           5.25          11/01/10       2,043,640
  1,000,000  Torrance CA COP AMBAC Insured                        5.50          04/01/11       1,042,060
  1,000,000  Torrance CA COP AMBAC Insured                        5.75          04/01/16       1,040,610

                                                           ---------------------

CALIFORNIA TAX-FREE BOND FUND (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 1,000,000  Truckee-Donner Public Utility District
               Certificates Participation Water System
               Improvement Project                                5.50 %        11/15/16   $   1,014,480
  2,000,000  Tulare County CA COP Public Facilities
               Corporation Series A MBIA Insured                  6.10          11/15/07       2,169,240
  1,250,000  Twentynine Palms CA Water District CA COP            7.00          08/01/17       1,332,363
  1,000,000  Union City CA Community RDFA Tax Allocation
               Revenue Community Redevelopment Project AMBAC
               Insured                                            5.65          10/01/14       1,027,210
  1,645,000  University of California Revenue Housing System
               Series A AMBAC Insured                             5.50          11/01/11       1,696,982
  6,900,000  University of California Revenue Multiple
               Purpose Project C AMBAC Insured                    5.25          09/01/11       7,002,603
  1,000,000  University of California Revenue Multiple
               Purpose Projects AMBAC Insured                     4.75          09/01/15         923,600
  1,000,000  University of California Revenue Residential
               Housing Projects AMBAC Insured                     6.10          09/01/10       1,057,790
  2,000,000  University of California Revenue Residential
               Housing Projects AMBAC Insured                     6.30          09/01/13       2,115,980
  1,450,000  University of California Revenue Seismic Safety
               Project MBIA Insured                               5.50          11/01/10       1,506,188
  2,175,000  Vallejo CA Revenue Water Improvement Project
               FSA Insured                                        5.70          05/01/16       2,231,289
  2,000,000  Ventura CA COP Public Facilities                     5.75          12/01/06       2,135,540
  2,000,000  Ventura CA COP Public Facilities Corporation IV      5.75          12/01/07       2,099,580
  2,500,000  Walnut Creek CA John Muir Medical Center MBIA
               Insured                                            5.00          02/15/16       2,406,500
  1,245,000  West & Central Basin CA Financing Authority
               Series A AMBAC Insured                             5.00          08/01/16       1,197,752
  1,000,000  West & Century Basin Finance Authority CA
               Revenue West Basin Project AMBAC Insured           5.00          08/01/13         981,510
  1,170,000  West Sacramento CA Financing Authority Revenue
               Water System Improvement Project FGIC Insured      5.50          08/01/15       1,181,033

------------------------
28

                                       CALIFORNIA TAX-FREE BOND FUND (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 1,200,000  Westminster CA RDFA AMT                              6.50 %        08/01/10   $   1,248,372
  1,000,000  Whittier CA Educational Facilities Revenue
               Whittier College Connie Lee Insured                5.40          12/01/18         991,190
  1,040,000  Yolo County CA Library Special Tax Community
               Facilities                                         6.25          12/01/22       1,080,518
                                                                                           --------------
             TOTAL CALIFORNIA MUNICIPAL BONDS                                              $ 425,198,102
             (Cost $401,949,090)

             SHORT-TERM INSTRUMENTS - 4.16%
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES+ 3.64%
$ 3,000,000  California State GO                                  3.55 %        10/06/97   $   3,000,000
    800,000  California State HFFA St Joseph's Health
               Systems Series B V/R                               3.60          07/01/09         800,000
  1,000,000  California State PCFA Shell Oil Company Project
               V/R Series C                                       3.60          10/01/00       1,000,000
  1,800,000  California State PCFA Southern California
               Edison V/R Series A                                3.85          02/28/08       1,800,000
    800,000  California State PCFA V/R Shell Oil Co Project
               Series B                                           3.60          10/01/11         800,000
    500,000  Irvine Ranch CA Water District V/R                   3.65          10/01/05         500,000
  1,700,000  Irvine Ranch CA Water District V/R                   3.65          06/01/15       1,700,000
    500,000  Irvine Ranch CA Water District V/R LOC -
               Dai-Ichi Kangyo Bank Ltd                           3.70          09/02/20         500,000
  3,400,000  Irvine Ranch CA Water District V/R LOC -
               Sumitomo Bank Ltd                                  3.65          10/01/10       3,400,000
    950,000  Los Angeles County CA IDA Walter & Howard V/R
               AMT LOC - Dai-Ichi Kangyo Bank Ltd                 4.30          12/01/06         950,000
  1,700,000  Orange County CA Sanitation District V/R LOC -
               National Westminster Bank Plc                      3.65          08/01/15       1,700,000
                                                                                           --------------
                                                                                           $  16,150,000

                                                           ---------------------

CALIFORNIA TAX-FREE BOND FUND (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             SHORT-TERM INSTRUMENTS (CONTINUED)
             MONEY MARKET FUNDS - 0.52%
$ 2,297,000  Nuveen Institutional CA Tax-Exempt Fund                                       $   2,297,000
                                                                                           --------------
             TOTAL SHORT-TERM INSTRUMENTS                                                  $  18,447,000
             (Cost $18,447,000)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $420,396,090)* (Notes 1 and 3)                    100.14%               $  443,645,102
              Other Assets and Liabilities, Net                        (0.14)                     (616,635)
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $  443,028,467
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

(F)  YIELD TO MATURITY.
  + THESE VARIABLE RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $ 23,399,760
Gross Unrealized Depreciation       (150,748)
                                ------------
NET UNREALIZED APPRECIATION     $ 23,249,012
                                ------------
                                ------------

The accompanying notes are an integral part of these financial statements.

------------------------
30

                                     CALIFORNIA TAX-FREE INCOME FUND (UNAUDITED)
-----------------------------------------------------
PORTFOLIO OF INVESTMENTS  - SEPTEMBER 30, 1997

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CALIFORNIA MUNICIPAL BONDS - 92.80%
$ 2,425,000  California State DWR Central Valley Project
               Revenue                                            8.50 %        12/01/98   $   2,556,459
  3,625,000  California State DWR Central Valley Project
               Revenue Series H Prerefunded                       6.90          12/01/25       3,944,218
    500,000  California State EDFA Revenue Pooled College &
               University Financing                               5.10          06/01/98         502,905
  2,615,000  California State HFFA Revenue Catholic
               Healthcare West Series A                           5.00          07/01/01       2,686,599
    500,000  California State HFFA Revenue Episcopal Homes
               Mortgage Insurance                                 7.20          07/01/99         508,660
    260,000  California State HFFA Revenue Mortgage
               Insurance                                          7.40          12/01/00         274,693
  2,135,000  California State Maritime Infrastructure
               Authority Port of San Diego Revenue AMT AMBAC
               Insured                                            5.00          11/01/02       2,194,865
  1,000,000  California State Public Revenue CA State
               University Projects                                6.70          10/01/17       1,128,750
  1,000,000  California State Public Works Board Lease
               Revenue CA State University Project A              6.63          10/01/10       1,125,930
    500,000  California State Public Works Board Lease
               Revenue Department of Corrections State
               Prison                                             7.00          09/01/98         511,495
    750,000  California State Public Works Board Lease
               Revenue Department of Corrections State
               Prison                                             7.20          11/01/98         759,518
  1,500,000  California Statewide CDA Revenue COP Saint
               Joseph Health System                               4.30          07/01/98       1,502,970
  1,000,000  California Statewide CDA Revenue COP United
               Western Medical Centers                            6.75          12/01/21       1,116,250
    250,000  Carlsbad CA USD COP Phase III                        6.70          11/01/99         261,893
  4,000,000  Contra Costa County CA Transportation Authority
               Sales Tax Revenue Series A FGIC Insured            6.00          03/01/04       4,372,320

                                                           ---------------------

CALIFORNIA TAX-FREE INCOME FUND (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 2,000,000  East Bay CA MUD Water System Revenue MBIA
               Insured                                            6.50 %        06/01/24   $   2,285,000
    500,000  Emeryville CA PFA Housing Increment Revenue
               Series A                                           5.40          05/01/98         504,110
    600,000  Encinitas CA USD COP Measure B Capital Projects      4.38          09/01/98         601,920
    820,000  Foster City CA PFA                                   4.70          09/01/98         823,157
    685,000  Foster City CA PFA                                   5.40          09/01/01         707,598
  1,750,000  Industry CA Urban Development Agency FSA
               Insured                                            4.70          05/01/04       1,776,513
  1,000,000  Los Angeles CA Department of Airports Revenue
               FGIC Insured                                       6.50          05/15/04       1,127,500
    725,000  Los Angeles CA Judgement Obligation Bonds
               Series A                                           4.70          08/01/98         730,757
  2,205,000  Los Angeles CA USD Certificates Participation
               Properties FSA Insured                             4.75          10/01/02       2,205,000
  1,300,000  Los Angeles CA Waste Water System Revenue
               Series A MBIA Insured                              8.50          06/01/03       1,566,396
  1,000,000  Los Angeles CA Waste Water System Revenue
               Series D Prerefunded                               6.70          12/01/21       1,097,940
    300,000  Los Angeles County CA Transportation Commission
               Sales Tax Revenue Series A                         6.10          07/01/99         311,415
    500,000  Morgan Hill CA RDFA Tax Allocation Ojo De Agua
               Community Development Project                      5.60          03/01/00         506,915
  1,075,000  Mount Diablo CA USD Community Facilities
               District Special Tax AMBAC Insured                 8.00          08/01/03       1,273,628
  2,500,000  Rancho CA Water District Financing Authority
               Revenue                                            4.70          08/15/21       2,521,875
  1,000,000  Riverside County CA Transportation Sales Tax
               Revenue Series A                                   6.40          06/01/99       1,037,150
  3,000,000  Riverside County CA Transportation Sales Tax
               Revenue Series A                                   6.50          06/01/01       3,250,740
    300,000  Sacramento CA Light Rail Transportation Project      6.30          07/01/00         314,163
    500,000  Sacramento CA MUD Electric Revenue MBIA Insured      7.50          08/15/99         523,680

------------------------
32

                                     CALIFORNIA TAX-FREE INCOME FUND (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 1,000,000  Sacramento CA Schools Authority Revenue Series
               C                                                  5.75 %        06/01/03   $   1,041,050
  3,000,000  Sacramento CA TRAN                                   4.50          09/30/98       3,019,020
    500,000  San Diego CA Transportation Authority COP Bus
               Acquisition Project                                6.60          12/01/01         523,475
  2,000,000  San Diego County CA Regional Transportation
               Commission Sales Tax Revenue Series A FGIC
               Insured                                            6.25          04/01/02       2,163,820
  1,090,000  San Francisco CA City & County International
               Airport Revenue MBIA Insured                       8.00          05/01/05       1,323,424
  1,150,000  San Francisco CA City & County International
               Revenue AMT MBIA Insured                           8.00          05/01/05       1,392,179
  1,000,000  San Francisco CA City & County RDFA Lease
               Revenue George R Moscone Center AMBAC Insured      6.20          10/01/00       1,058,750
    750,000  San Francisco CA Redevelopment Agency Lease
               Revenue George Moscone Center Project              7.40          07/01/98         767,505
  3,000,000  Santa Clara County CA TRAN                           4.75          10/01/98       3,026,250
    500,000  Santa Monica CA Wastewater Enterprise Revenue
               Hyperion Project                                  12.00          01/01/01         617,925
  2,000,000  Southern California Rapid Transit District
               Certificates Participation MBIA Insured            7.50          07/01/05       2,238,480
  1,100,000  Southern California State Public Power
               Authority Project                                  6.75          07/01/00       1,166,000
  3,000,000  Southern California State Public Power
               Authority Project                                  6.88          07/01/03       3,217,496
  1,185,000  Southern California State Waterworks Revenue
               Series C                                           6.00          07/01/06       1,308,939
  1,000,000  University of California Multiple Projects
               Revenue Series A MBIA Insured                      6.00          09/01/02       1,080,140
                                                                                           --------------
             TOTAL CALIFORNIA MUNICIPAL BONDS                                              $  70,557,435
             (Cost $69,516,956)

                                                           ---------------------

CALIFORNIA TAX-FREE INCOME FUND (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             SHORT-TERM INSTRUMENTS - 9.42%
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES+ 6.18%
$ 1,600,000  California State HFFA Sutter Hospital V/R LOC -
               Morgan Guaranty Trust                              3.65 %        03/01/20   $   1,600,000
  1,300,000  California Statewide CDA Sutter Health Group
               V/R AMBAC Insured                                  3.65          07/01/15       1,300,000
  1,800,000  West Riverside CA Regional Waterworks Authority
               Revenue V/R                                        3.65          04/01/28       1,800,000
                                                                                           --------------
                                                                                           $   4,700,000

             MONEY MARKET FUNDS - 3.24%
$ 2,465,922  Nuveen Institutional CA Tax-Exempt Fund                                       $   2,465,922
                                                                                           --------------
             TOTAL SHORT-TERM INSTRUMENTS                                                  $   7,165,922
             (Cost $7,165,922)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $76,682,878)* (Notes 1 and 3)                     102.22%               $   77,723,357
              Other Assets and Liabilities, Net                        (2.22)                   (1,689,817)
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $   76,033,540
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  + THESE VARIABLE RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $  1,124,732
Gross Unrealized Depreciation        (84,253)
                                ------------
NET UNREALIZED APPRECIATION     $  1,040,479
                                ------------
                                ------------

The accompanying notes are an integral part of these financial statements.

------------------------
34

                                              NATIONAL TAX-FREE FUND (UNAUDITED)
-----------------------------------------------------
PORTFOLIO OF INVESTMENTS  - SEPTEMBER 30, 1997

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             MUNICIPAL BONDS - 96.77%
             ALASKA - 7.89%
$   500,000  Alaska State Department of Transportation
               Maintenance Project                                4.75 %        01/01/05   $     502,690
    200,000  Anchorage AK USD FGIC Insured                        6.00          10/01/14         223,446
    100,000  Anchorage Alaska GO MBIA Insured                     6.75          07/01/05         108,669
    100,000  Valdez Alaska Marine Term Revenue Pipelines Inc
               Series A                                           5.85          08/01/25         101,625
                                                                                           --------------
                                                                                           $     936,430

             CALIFORNIA - .99%
$    20,000  California State GO                                  6.00 %        02/01/01   $      21,131
    100,000  East Bay CA MUD Special District                     5.00          04/01/15          96,150
                                                                                           --------------
                                                                                           $     117,281

             COLORADO - 2.58%
$   270,000  El Paso County CO USD                                6.15 %        12/15/08   $     305,775

             HAWAII - 2.31%
$   250,000  Hawaii State Series CL GO                            6.00 %        03/01/09   $     274,688

             ILLINOIS - 1.92%
$   200,000  Chicago IL O'Hare International Airport Revenue
               Series A                                           6.75 %        01/01/06   $     227,634

             KENTUCKY - 1.26%
$   140,000  Kentucky State Housing Corporation Revenue FHA
               Insured                                            6.50 %        07/01/17   $     149,625

             MASSACHUSETTS - 4.22%
$   500,000  Massachusetts Bay Transportation Authority
               System Series B                                    4.80 %        03/01/08   $     501,385

                                                           ---------------------

NATIONAL TAX-FREE FUND (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             MUNICIPAL BONDS (CONTINUED)
             NEVADA - 9.99%
$   500,000  Clark County NV Las Vegas Convention & Visitors
               Authority FSA Insured                              6.00 %        07/01/26   $     521,055
    150,000  Clark County NV Series A - AMBAC Insured             6.00          06/01/03         162,984
    500,000  Reno NV Hospital Revenue                             5.63          05/15/23         501,640
                                                                                           --------------
                                                                                           $   1,185,679

             NEW MEXICO - 10.83%
$   500,000  Albuquerque NM General Purpose Revenue Series A      5.00 %        07/01/03   $     515,700
    500,000  Bernalillo County NM Gross Receipt Tax Revenue
               Series B                                           5.00          04/01/14         494,940
    250,000  Santa Fe County NM Gross Receipts Tax Revenue
               Series A                                           6.00          02/01/27         274,370
                                                                                           --------------
                                                                                           $   1,285,010

             NEW YORK - 11.18%
$   250,000  Erie County NY Public Improvement                    6.13 %        01/15/10   $     279,643
    475,000  Metropolitan Transportation Authority NY
               Commuter Facility Revenue Series A                 6.00          07/01/05         518,572
    250,000  New York NY FGIC Series E                            6.00          08/01/12         269,015
    250,000  New York NY Municipal Assistance Corp Series E       5.20          07/01/08         259,688
                                                                                           --------------
                                                                                           $   1,326,918

             NORTH DAKOTA - 0.88%
$   100,000  North Dakota State Building Authority Lease
               Revenue                                            5.35 %        06/01/02   $     104,089

             OREGON - 0.84%
$   100,000  Portland OR PCR Harbor Authority V/R                 3.85 %        12/01/09   $     100,000

------------------------
36

                                              NATIONAL TAX-FREE FUND (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             MUNICIPAL BONDS (CONTINUED)
             TEXAS - 15.24%
$   400,000  Austin TX Utility Systems Revenue                    5.90 %        10/01/99   $     414,196
    250,000  Decatur TX Indeptness School District                6.13          08/01/25         264,380
    250,000  El Paso TX GO                                        7.00          08/15/06         293,950
    500,000  Houston TX Independent School District               6.15          08/15/14         569,730
    125,000  Port Arthur TX MBIA Insured                          8.50          02/15/03         149,556
    115,000  San Antonio TX GO                                    5.13          08/01/01         118,759
                                                                                           --------------
                                                                                           $   1,810,571

             UTAH - 6.53%
$   250,000  Salt Lake City UT RDA Neighborhood Tax Revenue       6.50 %        10/01/01   $     268,283
    250,000  Utah State Building Ownership Authority Lease
               Series A                                           6.00          05/15/09         263,568
    225,000  Washington County UT USD St Georges FGIC
               Insured                                            6.00          03/01/03         243,113
                                                                                           --------------
                                                                                           $     774,964

             VERMONT - 4.82%
$   500,000  Burlington VT Electricity Revenue Series A MBIA
               Insured                                            6.38 %        07/01/10   $     572,720

             WASHINGTON - 9.81%
$   500,000  Clark County WA Sewer Revenue                        6.00 %        12/01/06   $     550,010
    100,000  Island County WA USD South Whidbey                   6.75          12/01/07         117,429
    350,000  Tacoma WA Solid Waste Utility Revenue                6.00          12/01/09         389,942
    100,000  South Columbian Basin WA Improvement District
               Revenue                                            6.00          12/01/02         106,945
                                                                                           --------------
                                                                                           $   1,164,326

                                                           ---------------------

NATIONAL TAX-FREE FUND (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             MUNICIPAL BONDS (CONTINUED)
             WISCONSIN - 5.48%
$   500,000  Milwaukee WI Metropolitan Sewer Distribution
               Project Series A                                   6.00 %        10/01/05   $     546,805
    100,000  Wisconsin State Tax System                           5.10          11/01/01         103,248
                                                                                           --------------
                                                                                           $     650,053
             TOTAL MUNICIPAL BONDS                                                         $  11,487,148
             (Cost $11,116,937)
  SHARES

             SHORT-TERM INSTRUMENTS - 1.81%
             MONEY MARKET FUNDS - 1.81%
    215,000  AIM Institutional Tax-Free Fund                                               $     215,000
             (Cost $215,000)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $11,331,937)* (Notes 1 and 3)                      98.58%               $   11,702,148
              Other Assets and Liabilities, Net                         1.42                       168,046
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $   11,870,194
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $    373,847
Gross Unrealized Depreciation         (3,636)
                                ------------
NET UNREALIZED APPRECIATION     $    370,211
                                ------------
                                ------------

The accompanying notes are an integral part of these financial statements.

------------------------
38

                                                OREGON TAX-FREE FUND (UNAUDITED)
-----------------------------------------------------
PORTFOLIO OF INVESTMENTS  - SEPTEMBER 30, 1997

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             OREGON MUNICIPAL BONDS - 91.46%
$   300,000  Chemeketa OR Community College District AMBAC
               Insured                                            5.40 %        06/01/07   $     319,458
  1,100,000  Chemeketa OR Community College District FGIC
               Insured                                            6.00          06/01/06       1,222,485
  1,000,000  Chemeketa OR Community College District Series
               B                                                  5.60          06/01/14       1,052,720
    250,000  Chemeketa OR Community College MBIA Insured          6.50          07/01/07         287,880
    495,000  Clackamas County HFFA Jennings Lodge Project
               GNMA FHA credit support                            7.50          10/20/31         534,818
    300,000  Clackamas County HFFA Sisters of Providence
               Series A                                           6.38          10/01/05         326,808
    500,000  Emerald Peoples OR MUD Revenue FGIC Insured          7.00          11/01/00         541,955
  2,675,000  Emerald Peoples OR MUD Revenue FGIC Insured          7.35          11/01/13       3,367,263
  1,750,000  Emerald Peoples OR Utility District Revenue          7.35          11/01/07       2,145,063
    630,000  Emerald Peoples OR Utility District Revenue          7.20          11/01/06         753,638
    250,000  Eugene OR Electric Utilities Revenue                 6.40          08/01/07         265,878
    845,000  Eugene OR Public Safety Facilities                   6.00          06/01/06         922,554
  1,000,000  Hillsboro OR Hospital Healthcare Facility            5.75          10/01/12       1,018,420
    620,000  Hood River County OR USD GO AMBAC Insured            5.65          06/01/08         658,359
    500,000  Josephine County OR USD FGIC                         5.75          06/01/07         546,230
    750,000  Lane County OR USD Lane County Community
               College GO                                         5.20          06/01/05         783,705
  1,000,000  Linn & Benton OR School District GO                  5.35          06/01/08       1,072,670
    100,000  Marion & Polk Counties OR USD Salem GO               5.90          10/01/07         107,494
  1,000,000  Multnomah County OR School District GO               5.63          06/01/12       1,043,220
    500,000  Oregon State Department of Administrative
               Services Series A                                  5.20          05/01/06         523,310
    750,000  Oregon State Board of Higher Education GO
               Series C                                           5.95          08/01/26         786,878

                                                           ---------------------

OREGON TAX-FREE FUND (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             OREGON MUNICIPAL BONDS (CONTINUED)
$   250,000  Oregon State Department General Services AMBAC
               Insured                                            7.50 %        09/01/15   $     278,115
    480,000  Oregon State GO                                      7.25          07/01/07         576,250
    255,000  Oregon State GO                                      7.30          01/01/08         308,071
    175,000  Oregon State GO                                      9.00          10/01/05         226,483
  1,000,000  Oregon State GO Higher Education Building            6.30          08/01/13       1,117,100
  1,205,000  Oregon State Health Sciences Revenue Series A        5.25          07/01/28       1,188,431
    575,000  Oregon State Housing Educational & Cultural
               Facilities Authority Revenue Reed College
               Project                                            6.75          07/01/21         635,743
      5,000  Oregon State SFMR Program FHA/VA Insured             7.05          07/01/09           5,316
    275,000  Port Morrow OR Pollution Control Project
               General Electric Co                                6.38          04/01/08         299,063
    485,000  Portland OR Arena Gas Tax Revenue Series A           5.35          06/01/07         513,659
    150,000  Portland OR MUD Sewer System Revenue Series A        6.05          06/01/09         165,000
  2,045,000  Portland OR Sewer System Revenue Series A            5.00          06/01/09       2,075,675
    750,000  Portland OR Sewer System Revenue Series A            5.75          06/01/06         812,565
  1,000,000  South Fork OR Water Board Revenue Series B           6.00          02/01/14       1,064,690
     40,000  Tri-County Metropolitan OR Transportation
               District Revenue                                   5.70          08/01/13          40,840
    400,000  Umatilla County OR GO                                5.20          10/01/08         414,624
  1,000,000  Washington County OR Unified Sewer Agency
               Revenue FGIC Insured                               5.75          10/01/11       1,086,250
    250,000  Washington & Clackamas County OR School
               District J Tigard                                  5.50          06/01/06         263,038
  1,000,000  Washington County OR School District Series B        5.25          12/01/01       1,038,390
  2,000,000  Washington County OR Unified Sewer Agency
               Revenue FGIC Insured                               5.50          10/01/13       2,065,880

------------------------
40

                                                OREGON TAX-FREE FUND (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             OREGON MUNICIPAL BONDS (CONTINUED)
$   725,000  Washington County School District J Sherwood
               FSA Insured                                        6.10 %        06/01/12   $     787,183
    550,000  Western Lane OR HFFA Revenue Sisters of St.
               Joseph Peace Services MBIA Insured                 5.63          08/01/07         592,060
                                                                                           --------------
             TOTAL OREGON MUNICIPAL BONDS                                                  $  33,835,232
             (Cost $32,533,888)

             PUERTO RICO MUNICIPAL BONDS - 3.09%
$    40,000  Commonwealth of Puerto Rico Aqueduct & Sewer
               Revenue                                           10.25 %        07/01/09   $      56,394
    350,000  Commonwealth of Puerto Rico MFHR LOC -
               Government Development Bank of Puerto Rico         7.50          04/01/22         369,534
    425,000  Commonwealth of Puerto Rico PCR Facilities
               Financing Authority Upjohn Co Project              7.50          12/01/23         454,461
    250,000  Commonwealth of Puerto Rico SFMR GNMA Insured        7.50          10/15/12         263,903
                                                                                           --------------
             TOTAL PUERTO RICO MUNICIPAL BONDS                                             $   1,144,292
             (Cost $1,080,286)

             SHORT-TERM INSTRUMENTS - 4.10%
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES+ - 1.62%
$   600,000  Portland OR PCR Harbor Authority V/R                 3.85 %        12/01/09   $     600,000
  SHARES

             MONEY MARKET FUNDS - 2.48%
    916,000  AIM Institutional Tax-Free Fund                                               $     916,000
                                                                                           --------------
             TOTAL SHORT-TERM INSTRUMENTS                                                  $   1,516,000
             (Cost $1,516,000)

                                                           ---------------------

OREGON TAX-FREE FUND (UNAUDITED)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $35,130,174)* (Notes 1 and 3)                      98.65%               $   36,495,524
              Other Assets and Liabilities, Net                         1.35                       500,708
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $   36,996,232
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  + THESE VARIABLE RATE SECURITIES HAVE A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $  1,365,667
Gross Unrealized Depreciation           (317)
                                ------------
NET UNREALIZED APPRECIATION     $  1,365,350
                                ------------
                                ------------

The accompanying notes are an integral part of these financial statements.

------------------------
42

            STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) - SEPTEMBER 30, 1997

                                                 ARIZONA       CALIFORNIA
                                                TAX-FREE         TAX-FREE
                                                    FUND        BOND FUND
-------------------------------------------------------------------------

ASSETS
INVESTMENTS:
  In securities, at market value (see
    cost below)                              $19,427,126     $443,645,102
  Cash                                             1,177            1,811
Receivables:
  Interest                                       278,956        6,594,792
  Fund shares sold                                     0          579,451
  Due from administrator (Note 2)                 16,434                0
Organization expenses, net of
  amortization                                         0                0
Prepaid expenses                                       0                0
TOTAL ASSETS                                  19,723,693      450,821,156

LIABILITIES
Payables:
  Investment securities purchased                      0        5,192,215
  Distribution to shareholders                    68,866        1,606,151
  Capital shares redeemed                              0          129,420
  Due to sponsor and distributor (Note
    2)                                             2,362          409,064
  Due to WFB (Note 2)                                  0          195,412
  Other                                           46,686          260,427
TOTAL LIABILITIES                                117,914        7,792,689
TOTAL NET ASSETS
                                             $19,605,779     $443,028,467
NET ASSETS CONSIST OF:
  Paid-in capital                            $18,655,306     $421,320,832
  Undistributed net realized gain (loss)
    on investments                               329,294       (1,541,377)
  Net unrealized appreciation of
    investments                                  621,179       23,249,012
TOTAL NET ASSETS                             $19,605,779     $443,028,467

COMPUTATION OF NET ASSET VALUE AND
OFFERING PRICE PER SHARE
Net assets - Class A                         $ 5,602,758     $292,453,184
Shares outstanding - Class A                     515,694       26,164,573
Net asset value per share - Class A          $     10.86     $      11.18
Maximum offering price per share - Class
  A                                          $     11.37(1)  $      11.71(1)
Net assets - Class B                         $   916,043     $ 65,725,599
Shares outstanding - Class B                      87,400        5,768,869
Net asset value and offering price per
  share - Class B                            $     10.48     $      11.39
Net assets - Institutional Class             $13,086,978     $ 84,849,684
Shares outstanding - Institutional Class       1,205,156        7,572,668
Net asset value and offering price per
  share - Institutional Class                $     10.86     $      11.20
INVESTMENT AT COST (NOTE 3)                  $18,805,947     $420,396,090
-------------------------------------------------------------------------

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/95.5 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE THE OFFERING PRICE IS REDUCED.
The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) - SEPTEMBER 30, 1997

                                              CALIFORNIA        NATIONAL          OREGON
                                                TAX-FREE        TAX-FREE        TAX-FREE
                                             INCOME FUND            FUND            FUND
----------------------------------------------------------------------------------------

ASSETS
INVESTMENTS:
  In securities, at market value (see
    cost below)                              $77,723,357     $11,702,148     $36,495,524
  Cash                                             1,397           1,265           1,803
Receivables:
  Interest                                     1,229,875         173,582         653,667
  Fund shares sold                                     0               0          14,323
  Due from administrator (Note 2)                      0          48,404               0
Organization expenses, net of
  amortization                                       698           4,152           9,936
Prepaid expenses                                  56,568          18,336           2,927
TOTAL ASSETS                                  79,011,895      11,947,887      37,178,180

LIABILITIES
Payables:
  Investment securities purchased              2,690,547               0               0
  Distribution to shareholders                   226,483          43,465         131,730
  Capital shares redeemed                              0             613               0
  Due to sponsor and distributor (Note
    2)                                            18,336             196          16,736
  Due to WFB (Note 2)                             17,375               0           6,344
  Other                                           25,614          33,419          27,138
TOTAL LIABILITIES                              2,978,355          77,693         181,948
TOTAL NET ASSETS
                                             $76,033,540     $11,870,194     $36,996,232
NET ASSETS CONSIST OF:
  Paid-in capital                            $74,815,258     $11,447,482     $35,032,753
  Undistributed net realized gain (loss)
    on investments                               177,803          52,501         598,129
  Net unrealized appreciation of
    investments                                1,040,479         370,211       1,365,350
TOTAL NET ASSETS                             $76,033,540     $11,870,194     $36,996,232

COMPUTATION OF NET ASSET VALUE AND
OFFERING PRICE PER SHARE
Net assets - Class A                         $69,120,739     $ 4,687,265     $28,350,252
Shares outstanding - Class A                   6,617,183         297,254       1,674,303
Net asset value per share - Class A          $     10.45     $     15.77     $     16.93
Maximum offering price per share - Class
  A                                          $     10.77(2)  $     16.51(1)  $     17.73(1)
Net assets - Class B                                 N/A     $   443,080     $   595,018
Shares outstanding - Class B                         N/A          42,602          57,355
Net asset value and offering price per
  share - Class B                                    N/A     $     10.40     $     10.37
Net assets - Institutional Class             $ 6,912,801     $ 6,739,849     $ 8,050,962
Shares outstanding - Institutional Class         672,598         427,571         475,607
Net asset value and offering price per
  share - Institutional Class                $     10.28     $     15.76     $     16.93
INVESTMENT AT COST (NOTE 3)                  $76,682,878     $11,331,937     $35,130,174
----------------------------------------------------------------------------------------

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/95.5 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE THE OFFERING PRICE IS REDUCED.
(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/97 OF NET ASSET VALUE. ON INVESTMENTS OF $100,000 OR MORE THE OFFERING PRICE IS REDUCED.
The accompanying notes are an integral part of these financial statements.

------------------------
44

   STATEMENT OF OPERATIONS (UNAUDITED) - FOR THE SIX MONTHS ENDED SEPT. 30, 1997

                                                ARIZONA      CALIFORNIA
                                               TAX-FREE        TAX-FREE
                                                   FUND       BOND FUND
-----------------------------------------------------------------------

INVESTMENT INCOME
  Interest                                   $  495,060     $11,940,783
TOTAL INVESTMENT INCOME                         495,060      11,940,783

EXPENSES (NOTE 2)
  Advisory fees                                  47,968       1,068,171
  Administration fees                             5,918         128,887
  Custody fees                                    1,647          36,890
  Shareholder servicing fees                     24,657         621,870
  Portfolio accounting fees                      27,714          73,796
  Transfer agency fees                            8,373         264,628
  Distribution fees                               3,164         265,840
  Amortization of organization expenses          19,631           9,494
  Legal and audit fees                           14,886          32,428
  Registration fees                               8,363          24,061
  Directors' fees                                 2,541           1,956
  Shareholder reports                            11,959          16,574
  Other                                           9,675          15,284
TOTAL EXPENSES                                  186,496       2,559,879
Less:
  Waived fees and reimbursed expenses          (138,898)       (943,572)
Net Expenses                                     47,598       1,616,307
NET INVESTMENT INCOME                           447,462      10,324,476

REALIZED AND UNREALIZED GAIN ON
INVESTMENTS
  Net realized gain on sale of
    investments                                 249,672         312,117
  Net change in unrealized appreciation
    of investments                              562,642      17,125,405
NET GAIN ON INVESTMENTS                         812,314      17,437,522
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                              $1,259,776     $27,761,998
-----------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENT OF OPERATIONS (UNAUDITED) - FOR THE SIX MONTHS ENDED SEPT. 30, 1997

                                                CALIFORNIA       NATIONAL         OREGON
                                                  TAX-FREE       TAX-FREE       TAX-FREE
                                               INCOME FUND           FUND           FUND
----------------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest                                   $   1,598,178     $  310,185     $  986,460
TOTAL INVESTMENT INCOME                          1,598,178        310,185        986,460

EXPENSES (NOTE 2)
  Advisory fees                                    174,517         29,362         93,755
  Administration fees                               21,497          3,574         11,355
  Custody fees                                       6,485            995          3,160
  Shareholder servicing fees                       105,968         14,892         47,312
  Portfolio accounting fees                         34,444         26,295         35,373
  Transfer agency fees                              47,566          5,941         23,277
  Distribution fees                                 16,275          1,916          8,830
  Amortization of organization expenses             12,838         51,073          2,741
  Legal and audit fees                              11,808         13,051         12,130
  Registration fees                                  9,167         10,399          6,466
  Directors' fees                                    2,507          2,415          2,415
  Shareholder reports                               12,725         13,346         11,149
  Other                                              5,865          4,946         11,799
TOTAL EXPENSES                                     461,662        178,205        269,762
Less:
  Waived fees and reimbursed expenses             (230,171)      (156,399)      (162,984)
Net Expenses                                       231,491         21,806        106,778
NET INVESTMENT INCOME                            1,366,687        288,379        879,682

REALIZED AND UNREALIZED GAIN ON
INVESTMENTS
  Net realized gain on sale of
    investments                                    164,461         56,608        176,200
  Net change in unrealized appreciation
    of investments                               1,070,520        400,522      1,294,301
NET GAIN ON INVESTMENTS                          1,234,981        457,130      1,470,501
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                              $   2,601,668     $  745,509     $2,350,183
----------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

------------------------
46

                                             STATEMENTS OF CHANGES IN NET ASSETS

                                                                    ARIZONA TAX-FREE FUND
                                             --------------------------------------------
                                             (UNAUDITED)
                                             FOR THE SIX     FOR THE SIX
                                                  MONTHS          MONTHS          FOR THE
                                                   ENDED           ENDED       YEAR ENDED
                                               SEPT. 30,       MARCH 31,        SEPT. 30,
                                                    1997            1997             1996
-----------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                      $   447,462     $   503,920     $  1,120,096
  Net realized gain on sale of
    investments                                  249,672         117,123          336,608
  Net change in unrealized appreciation
    (depreciation) of investments                562,642         (97,594)        (564,971)
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                1,259,776         523,449          891,733

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
  CLASS A                                       (125,317)       (143,470)        (370,176)
  CLASS B                                         (8,332)         (1,534)             (11)
  INSTITUTIONAL CLASS                           (313,813)       (358,916)        (749,909)
From net realized gain on sale of
  investments
  CLASS A                                              0               0         (109,463)
  CLASS B                                              0               0                0
  INSTITUTIONAL CLASS                                  0               0         (227,136)
In excess of net realized gain
  CLASS A                                              0               0          (12,756)
  CLASS B                                              0               0                0
  INSTITUTIONAL CLASS                                  0               0          (24,754)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Class A              256,720          88,082        1,232,906
Reinvestment of dividends - Class A               91,208         107,419          329,709
Cost of shares redeemed - Class A               (749,491)     (1,794,342)     (18,720,996)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS A                          (401,563)     (1,598,841)     (17,158,381)
Proceeds from shares sold - Class B              824,296         183,000           20,025
Reinvestment of dividends - Class B                5,515             900                0
Cost of shares redeemed - Class B               (106,939)        (20,119)               0
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS B                           722,872         163,781           20,025
Proceeds from shares sold -
  Institutional Class                            651,297         795,737       19,525,762
Reinvestment of dividends -
  Institutional Class                              1,806           1,171            6,149
Cost of shares redeemed - Institutional
  Class                                       (2,455,217)     (2,034,842)      (3,485,066)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - INSTITUTIONAL CLASS            (1,802,114)     (1,237,934)      16,046,845
INCREASE (DECREASE) IN NET ASSETS               (668,491)     (2,653,465)      (1,693,983)

NET ASSETS:
  Beginning net assets                        20,274,270      22,927,735       24,621,718
  ENDING NET ASSETS                          $19,605,779     $20,274,270     $ 22,927,735
-----------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                              CALIFORNIA TAX-FREE BOND FUND
                                             ----------------------------------------------
                                              (UNAUDITED)
                                              FOR THE SIX      FOR THE SIX     FOR THE NINE
                                             MONTHS ENDED     MONTHS ENDED     MONTHS ENDED
                                                SEPT. 30,        MARCH 31,        SEPT. 30,
                                                     1997             1997         1996 (1)
-------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                      $ 10,324,476     $ 10,977,104     $ 12,177,391
  Net realized gain on sale of
    investments                                   312,117          703,761        2,803,854
  Net change in unrealized appreciation
    (depreciation) of investments              17,125,405       (2,610,834)      (9,703,374)
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                27,761,998        9,070,031        5,277,871

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
  CLASS A                                      (6,923,842)      (7,407,796)     (10,685,255)
  CLASS B                                      (1,174,593)        (966,271)      (1,125,031)
  INSTITUTIONAL CLASS                          (2,226,041)      (2,603,035)        (367,105)
From net realized gain on sale of
  investments
  CLASS A                                               0                0                0
  CLASS B                                               0                0                0
  INSTITUTIONAL CLASS                                   0                0                0
In excess of net realized gain
  CLASS A                                               0                0                0
  CLASS B                                               0                0                0
  INSTITUTIONAL CLASS                                   0                0                0

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Class A            22,887,000       11,498,244       66,701,505
Reinvestment of dividends - Class A             4,663,548        4,945,521        7,380,505
Cost of shares redeemed - Class A             (27,420,803)     (35,126,395)     (62,521,660)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS A                            129,745      (18,682,630)      11,560,350
Proceeds from shares sold - Class B            19,290,063        9,758,966       17,171,150
Reinvestment of dividends - Class B               851,562          704,669          809,463
Cost of shares redeemed - Class B              (3,788,028)      (3,088,552)      (4,072,983)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS B                         16,353,597        7,375,083       13,907,630
Proceeds from shares sold -
  Institutional Class                             588,028        2,525,829      109,432,129
Reinvestment of dividends -
  Institutional Class                             165,508          188,029              416
Cost of shares redeemed - Institutional
  Class                                       (15,054,977)     (13,787,210)      (3,636,945)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - INSTITUTIONAL CLASS            (14,301,441)     (11,073,352)     105,795,600
INCREASE (DECREASE) IN NET ASSETS              19,619,423      (24,287,970)     124,364,060

NET ASSETS:
  Beginning net assets                        423,409,044      447,697,014      323,332,954
  ENDING NET ASSETS                          $443,028,467     $423,409,044     $447,697,014
-------------------------------------------------------------------------------------------

(1) "PROCEEDS FROM SHARES SOLD" INCLUDES $34,768,827 FOR CLASS A AND $108,895,455 FOR THE INSTITUTIONAL CLASS, AS A RESULT OF THE MERGER OF THE PACIFICA CALIFORNIA TAX-EXEMPT FUND. SEE NOTE 1.
(2) "PROCEEDS FROM SHARES SOLD" INCLUDES $4,994,478 FOR CLASS A AND $9,693,700 FOR THE INSTITUTIONAL CLASS, AS A RESULT OF THE MERGER OF THE PACIFICA SHORT-TERM CALIFORNIA TAX-EXEMPT FUND. SEE NOTE 1.

The accompanying notes are an integral part of these financial statements.

---------------------
48

                                             STATEMENTS OF CHANGES IN NET ASSETS

                                                            CALIFORNIA TAX-FREE INCOME FUND
                                             ----------------------------------------------
                                              (UNAUDITED)
                                              FOR THE SIX      FOR THE SIX     FOR THE NINE
                                             MONTHS ENDED     MONTHS ENDED     MONTHS ENDED
                                                SEPT. 30,        MARCH 31,        SEPT. 30,
                                                     1997             1997         1996 (2)
-------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                      $  1,366,687     $  1,580,769     $  2,349,987
  Net realized gain on sale of
    investments                                   164,461          248,774            2,344
  Net change in unrealized appreciation
    (depreciation) of investments               1,070,520          (98,200)        (677,786)
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                 2,601,668        1,731,343        1,674,545

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
  CLASS A                                      (1,238,391)      (1,432,926)      (2,330,216)
  CLASS B                                             N/A              N/A              N/A
  INSTITUTIONAL CLASS                            (128,296)        (147,843)         (19,771)
From net realized gain on sale of
  investments
  CLASS A                                               0                0                0
  CLASS B                                             N/A              N/A              N/A
  INSTITUTIONAL CLASS                                   0                0                0
In excess of net realized gain
  CLASS A                                               0                0                0
  CLASS B                                             N/A              N/A              N/A
  INSTITUTIONAL CLASS                                   0                0                0

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Class A            14,157,267       11,076,589       44,078,871
Reinvestment of dividends - Class A             1,099,551        1,252,455        2,046,401
Cost of shares redeemed - Class A             (14,899,979)     (27,177,264)     (41,016,574)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS A                            356,839      (14,848,220)       5,108,698
Proceeds from shares sold - Class B                   N/A              N/A              N/A
Reinvestment of dividends - Class B                   N/A              N/A              N/A
Cost of shares redeemed - Class B                     N/A              N/A              N/A
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS B                                N/A              N/A              N/A
Proceeds from shares sold -
  Institutional Class                             835,882          467,025       10,078,900
Reinvestment of dividends -
  Institutional Class                              25,274           26,714                0
Cost of shares redeemed - Institutional
  Class                                        (1,127,351)      (3,513,007)         (52,763)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - INSTITUTIONAL CLASS               (266,195)      (3,019,268)      10,026,137
INCREASE (DECREASE) IN NET ASSETS               1,325,625      (17,716,914)      14,459,393

NET ASSETS:
  Beginning net assets                         74,707,915       92,424,829       77,965,436
  ENDING NET ASSETS                          $ 76,033,540     $ 74,707,915     $ 92,424,829
-------------------------------------------------------------------------------------------

                                                                  NATIONAL TAX-FREE FUND

                                             FOR THE SIX     FOR THE SIX
                                                  MONTHS          MONTHS         FOR THE
                                                   ENDED           ENDED      YEAR ENDED
                                               SEPT. 30,       MARCH 31,       SEPT. 30,
                                                    1997            1997            1996
-------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income                      $   288,379     $   291,522     $   636,397
  Net realized gain on sale of
    investments                                   56,608          28,242          12,999
  Net change in unrealized appreciation
    (depreciation) of investments                400,522         (87,198)        (92,672)
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                  745,509         232,566         556,724
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
  CLASS A                                       (110,305)       (112,378)       (298,145)
  CLASS B                                         (5,029)           (654)              0
  INSTITUTIONAL CLASS                           (173,045)       (178,490)       (338,252)
From net realized gain on sale of
  investments
  CLASS A                                              0               0               0
  CLASS B                                              0               0               0
  INSTITUTIONAL CLASS                                  0               0               0
In excess of net realized gain
  CLASS A                                              0               0               0
  CLASS B                                              0               0               0
  INSTITUTIONAL CLASS                                  0               0               0
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Class A              314,870         163,757         252,284
Reinvestment of dividends - Class A               79,325          83,037         186,973
Cost of shares redeemed - Class A               (404,864)       (558,651)     (9,944,744)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS A                           (10,669)       (311,857)     (9,505,487)
Proceeds from shares sold - Class B              312,092         151,670              25
Reinvestment of dividends - Class B                3,756             163               0
Cost of shares redeemed - Class B                   (614)        (29,618)              0
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS B                           315,234         122,215              25
Proceeds from shares sold -
  Institutional Class                            657,667       1,266,444       9,318,896
Reinvestment of dividends -
  Institutional Class                             51,080          60,571         104,965
Cost of shares redeemed - Institutional
  Class                                       (1,598,810)     (1,038,276)     (2,185,445)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - INSTITUTIONAL CLASS              (890,063)        288,739       7,238,416
INCREASE (DECREASE) IN NET ASSETS               (128,368)         40,141      (2,346,719)
NET ASSETS:
  Beginning net assets                        11,998,562      11,958,421      14,305,140
  ENDING NET ASSETS                          $11,870,194     $11,998,562     $11,958,421
-------------------------------------------------------------------------------------------

(1) "PROCEEDS FROM SHARES SOLD" INCLUDES $34,768,827 FOR CLASS A AND $108,895,455 FOR THE INSTITUTIONAL CLASS, AS A RESULT OF THE MERGER OF THE PACIFICA CALIFORNIA TAX-EXEMPT FUND. SEE NOTE 1.
(2) "PROCEEDS FROM SHARES SOLD" INCLUDES $4,994,478 FOR CLASS A AND $9,693,700 FOR THE INSTITUTIONAL CLASS, AS A RESULT OF THE MERGER OF THE PACIFICA SHORT-TERM CALIFORNIA TAX-EXEMPT FUND. SEE NOTE 1.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    OREGON TAX-FREE FUND
                                             -------------------------------------------
                                             (UNAUDITED)
                                             FOR THE SIX     FOR THE SIX
                                                  MONTHS          MONTHS         FOR THE
                                                   ENDED           ENDED      YEAR ENDED
                                               SEPT. 30,       MARCH 31,       SEPT. 30,
                                                    1997            1997            1996
----------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                      $   879,682     $   936,894     $ 2,213,042
  Net realized gain on sale of
    investments                                  176,200         503,644         226,397
  Net change in unrealized appreciation
    (depreciation) of investments              1,294,301        (719,337)       (105,222)
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                2,350,183         721,201       2,334,217

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
  CLASS A                                       (678,384)       (738,895)     (1,836,397)
  CLASS B                                         (7,572)         (1,673)              0
  INSTITUTIONAL CLASS                           (193,726)       (196,326)       (376,645)
From net realized gain on sale of
  investments
  CLASS A                                              0         (64,075)              0
  CLASS B                                              0             (68)              0
  INSTITUTIONAL CLASS                                  0         (16,029)              0
In excess of net realized gain
  CLASS A                                              0               0               0
  CLASS B                                              0               0               0
  INSTITUTIONAL CLASS                                  0               0               0

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Class A              574,601         705,873       1,339,221
Reinvestment of dividends - Class A              488,901         603,836       1,177,977
Cost of shares redeemed - Class A             (4,496,495)     (4,118,599)    (19,138,811)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS A                        (3,432,993)     (2,808,890)    (16,621,613)
Proceeds from shares sold - Class B              288,000         290,001              25
Reinvestment of dividends - Class B                5,352           1,006               0
Cost of shares redeemed - Class B                      0               0               0
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS B                           293,352         291,007              25
Proceeds from shares sold -
  Institutional Class                            521,589         737,208      10,508,693
Reinvestment of dividends -
  Institutional Class                             41,718          46,958          74,828
Cost of shares redeemed - Institutional
  Class                                         (995,485)     (1,060,607)     (1,972,408)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - INSTITUTIONAL CLASS              (432,178)       (276,441)      8,611,113
INCREASE (DECREASE) IN NET ASSETS             (2,101,318)     (3,090,189)     (7,889,300)

NET ASSETS:
  Beginning net assets                        39,097,550      42,187,739      50,077,039
  ENDING NET ASSETS                          $36,996,232     $39,097,550     $42,187,739
----------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

---------------------
50

THIS PAGE IS INTENTIONALLY LEFT BLANK --

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                   ARIZONA TAX-FREE FUND (1)
                                                          ----------------------------------
                                                                                     CLASS A
                                                          ----------------------------------
                                                          (UNAUDITED)
                                                          SIX MONTHS  SIX MONTHS
                                                               ENDED       ENDED  YEAR ENDED
                                                           SEPT. 30,   MARCH 31,   SEPT. 30,
                                                                1997    1997 (5)        1996
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $10.44      $10.45      $10.71
                                                          ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                         0.24        0.24        0.48
  Net realized and unrealized gain (loss) on investments        0.42       (0.01)      (0.09)
                                                          ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                0.66        0.23        0.39
LESS DISTRIBUTIONS:
  Dividends from net investment income                         (0.24)      (0.24)      (0.48)
  Distributions from net realized gain                          0.00        0.00       (0.17)
                                                          ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                       (0.24)      (0.24)      (0.65)
                                                          ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                $10.86      $10.44      $10.45
                                                          ----------  ----------  ----------
                                                          ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                  6.34%       2.18%       3.60%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                            $5,603      $5,744      $7,331
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                      0.60%       0.60%       0.78%
  Ratio of net investment income to average net assets         4.42%       4.54%       4.45%
Portfolio turnover                                               72%         77%         42%
--------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                 2.00%       1.58%       1.46%
Ratio of net investment income (loss) to average net
  assets prior to waived fees and reimbursed expenses          3.02%       3.56%       3.77%
--------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS THE ARIZONA INTERMEDIATE TAX-FREE FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS ON MARCH 2, 1992 UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND AND WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MAY 31 TO SEPTEMBER 30.
(3)  THE FUND COMMENCED OPERATIONS ON MARCH 2, 1992.
(4)  THE CLASS B SHARES COMMENCED OPERATIONS ON SEPTEMBER 6, 1996.
(5)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.

The accompanying notes are an integral part of these financial statements.

---------------------
52

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                           ARIZONA TAX-FREE FUND (1) (CONT.)
                              ----------------------------------------------------------------------------------------------
                                                                         CLASS A (CONT.)                             CLASS B
                              ----------------------------------------------------------  ----------------------------------
                                    FOUR                                                  (UNAUDITED)
                                  MONTHS                                          PERIOD  SIX MONTHS  SIX MONTHS      PERIOD
                                   ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED       ENDED       ENDED       ENDED       ENDED
                               SEPT. 30,     MAY 31,     MAY 31,     MAY 31,     MAY 31,   SEPT. 30,   MARCH 31,   SEPT. 30,
                                1995 (2)        1995        1994        1993    1992 (3)        1997    1997 (5)    1996 (4)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $10.68      $10.48      $10.64      $10.09      $10.00      $10.07      $10.07      $10.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income             0.17        0.51        0.50        0.49        0.09        0.19        0.11        0.01
  Net realized and
    unrealized gain (loss)
    on investments                  0.06        0.23       (0.15)       0.55        0.08        0.41       (0.00)       0.07
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.23        0.74        0.35        1.04        0.17        0.60        0.11        0.08
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.20)      (0.53)      (0.50)      (0.49)      (0.08)      (0.19)      (0.11)      (0.01)
  Distributions from net
    realized gain                   0.00       (0.01)      (0.01)       0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.20)      (0.54)      (0.51)      (0.49)      (0.08)      (0.19)      (0.11)      (0.01)
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                          $10.71      $10.68      $10.48      $10.64      $10.09      $10.48      $10.07       10.07
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                    6.55%**       7.35%       3.28%      10.50%     7.02%**       6.00%       1.09%       0.76%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                       $24,622     $24,581     $25,153     $22,430      $4,690        $916        $182         $20
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.45%       0.40%       0.31%       0.20%       0.68%       1.30%       1.30%       1.16%
  Ratio of net investment
    income to average net
    assets                         4.73%       4.89%       4.72%       4.98%       4.32%       3.54%       3.83%       3.59%
Portfolio turnover                   62%         14%         28%          4%          0%         72%         77%         42%
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         1.35%       1.13%       1.00%       1.18%       2.08%       4.95%       2.96%       1.81%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                         3.83%       4.16%       4.03%       4.00%       2.92%       (0.11)%      2.17%      2.94%
----------------------------------------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS THE ARIZONA INTERMEDIATE TAX-FREE FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS ON MARCH 2, 1992 UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND AND WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MAY 31 TO SEPTEMBER 30.
(3)  THE FUND COMMENCED OPERATIONS ON MARCH 2, 1992.
(4)  THE CLASS B SHARES COMMENCED OPERATIONS ON SEPTEMBER 6, 1996.
(5)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                           ARIZONA TAX-FREE FUND (1) (CONT.)
                                                          ----------------------------------
                                                                         INSTITUTIONAL CLASS
                                                          ----------------------------------
                                                          (UNAUDITED)
                                                          SIX MONTHS  SIX MONTHS
                                                               ENDED       ENDED  YEAR ENDED
                                                           SEPT. 30,   MARCH 31,   SEPT. 30,
                                                                1997    1997 (4)    1996 (2)
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $10.44      $10.44      $10.71
                                                          ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                         0.25        0.25        0.49
  Net realized and unrealized gain (loss) on investments        0.42        0.00       (0.10)
                                                          ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                0.67        0.25        0.39
LESS DISTRIBUTIONS:
  Dividends from net investment income                         (0.25)      (0.25)      (0.49)
  Distributions from net realized gain                          0.00        0.00       (0.17)
                                                          ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                       (0.25)      (0.25)      (0.66)
                                                          ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                $10.86      $10.44      $10.44
                                                          ----------  ----------  ----------
                                                          ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                  6.45%       2.38%       3.74%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                           $13,087     $14,349     $15,577
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                      0.40%       0.40%       0.48%
  Ratio of net investment income to average net assets         4.62%       4.73%       4.63%
Portfolio turnover                                               72%         77%         42%
--------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                 1.74%       1.50%       1.20%
Ratio of net investment income (loss) to average net
  assets prior to waived fees and reimbursed expenses          3.28%       3.63%       3.91%
--------------------------------------------------------------------------------------------

(1) THE FUND OPERATED AS THE ARIZONA INTERMEDIATE TAX-FREE FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS ON MARCH 2, 1992 UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND AND WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES.
(2)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON OCTOBER 1,
     1995.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.
(4)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.

The accompanying notes are an integral part of these financial statements.

---------------------
54

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                   CALIFORNIA TAX-FREE BOND FUND
                              ----------------------------------------------------------------------------------
                                                                                                         CLASS A
                              ----------------------------------------------------------------------------------
                              (UNAUDITED)                   NINE
                              SIX MONTHS  SIX MONTHS      MONTHS
                                   ENDED       ENDED       ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED
                               SEPT. 30,   MARCH 31,   SEPT. 30,    DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,
                                    1997    1997 (4)    1996 (3)        1995        1994        1993        1992
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $10.72      $10.78      $11.05       $9.84      $11.20      $10.41      $10.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income             0.27        0.27        0.40        0.55        0.56        0.56        0.53
  Net realized and
    unrealized gain (loss)
    on investments                  0.45       (0.06)      (0.27)       1.21       (1.36)       0.84        0.41
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.72        0.21        0.13        1.76       (0.80)       1.40        0.94
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.26)      (0.27)      (0.40)      (0.55)      (0.56)      (0.56)      (0.53)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00        0.00       (0.05)       0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.26)      (0.27)      (0.40)      (0.55)      (0.56)      (0.61)      (0.53)
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                          $11.18      $10.72      $10.78      $11.05       $9.84      $11.20      $10.41
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      6.86%       1.98%       1.27%      18.24%       (7.27)%     13.82%     10.35%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $292,453    $280,788    $300,702    $296,417    $305,847    $532,848    $242,409
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.68%       0.68%       0.69%       0.68%       0.65%       0.64%       0.19%
  Ratio of net investment
    income to average net
    assets                         4.88%       5.07%       4.99%       5.18%       5.35%       5.05%       5.67%
Portfolio turnover                    6%          4%         22%          9%          3%          7%         18%
----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         1.15%       1.07%       1.07%       1.07%       1.06%       1.01%       1.07%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                         4.41%       4.68%       4.61%       4.79%       4.94%       4.68%       4.79%
----------------------------------------------------------------------------------------------------------------

(1) THE FUND OPERATED AS THE ARIZONA INTERMEDIATE TAX-FREE FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS ON MARCH 2, 1992 UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND AND WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES.
(2)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON OCTOBER 1,
     1995.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.
(4)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                         CALIFORNIA TAX-FREE BOND FUND (CONT.)
                                                ----------------------------------------------
                                                                                       CLASS B
                                                ----------------------------------------------
                                                (UNAUDITED)                   NINE
                                                SIX MONTHS  SIX MONTHS      MONTHS
                                                     ENDED       ENDED       ENDED  YEAR ENDED
                                                 SEPT. 30,   MARCH 31,   SEPT. 30,    DEC. 31,
                                                      1997    1997 (4)    1996 (1)    1995 (2)
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $10.93      $10.98      $11.26      $10.00
                                                ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                               0.24        0.24        0.35        0.48
  Net realized and unrealized gain (loss) on
    investments                                       0.46       (0.05)      (0.28)       1.26
                                                ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                      0.70        0.19        0.07        1.74
LESS DISTRIBUTIONS:
  Dividends from net investment income               (0.24)      (0.24)      (0.35)      (0.48)
  Distributions from net realized gain                0.00        0.00        0.00        0.00
                                                ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                             (0.24)      (0.24)      (0.35)      (0.48)
                                                ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                      $11.39      $10.93      $10.98      $11.26
                                                ----------  ----------  ----------  ----------
                                                ----------  ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                        6.44%       1.76%       0.73%      17.72%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                 $65,726     $47,170     $40,099     $26,916
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets            1.32%       1.32%       1.35%       1.32%
  Ratio of net investment income to average
    net assets                                       4.21%       4.41%       4.32%       4.31%
Portfolio turnover                                      6%          4%         22%          9%
----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior
  to waived fees and reimbursed expenses             1.79%       1.72%       1.73%       1.72%
Ratio of net investment income (loss) to
  average net assets prior to waived fees and
  reimbursed expenses                                3.74%       4.01%       3.94%       3.91%
----------------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.
(2)  THE CLASS B SHARES COMMENCED OPERATIONS ON JANUARY 1, 1995.
(3)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON SEPTEMBER 6,
     1996.
(4)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.

The accompanying notes are an integral part of these financial statements.

---------------------
56

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                   CALIFORNIA TAX-FREE BOND FUND
                                                         (CONT.)                 CALIFORNIA TAX-FREE INCOME FUND
                              ----------------------------------  ----------------------------------------------
                                             INSTITUTIONAL CLASS                                         CLASS A
                              ----------------------------------  ----------------------------------------------
                              (UNAUDITED)                         (UNAUDITED)                   NINE
                              SIX MONTHS  SIX MONTHS      PERIOD  SIX MONTHS  SIX MONTHS      MONTHS
                                   ENDED       ENDED       ENDED       ENDED       ENDED       ENDED  YEAR ENDED
                               SEPT. 30,   MARCH 31,   SEPT. 30,   SEPT. 30,   MARCH 31,   SEPT. 30,    DEC. 31,
                                    1997    1997 (4)    1996 (3)        1997    1997 (4)    1996 (1)        1995
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $10.75      $10.80      $10.69      $10.27      $10.26      $10.35       $9.84
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income             0.27        0.28        0.04        0.20        0.19        0.29        0.38
  Net realized and
    unrealized gain (loss)
    on investments                  0.45       (0.05)       0.11        0.18        0.01       (0.09)       0.51
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.72        0.23        0.15        0.38        0.20        0.20        0.89
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.27)      (0.28)      (0.04)      (0.20)      (0.19)      (0.29)      (0.38)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.27)      (0.28)      (0.04)      (0.20)      (0.19)      (0.29)      (0.38)
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                          $11.20      $10.75      $10.80      $10.45      $10.27      $10.26      $10.35
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      6.78%       2.10%       1.24%       3.71%       1.97%       2.01%       9.14%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                       $84,850     $95,451    $106,896     $69,121     $67,647     $82,359     $77,965
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.63%       0.63%       0.67%       0.65%       0.65%       0.65%       0.65%
  Ratio of net investment
    income to average net
    assets                         4.94%       5.12%       5.20%       3.79%       3.73%       3.83%       3.70%
Portfolio turnover                    6%          4%         22%         32%         14%         48%         31%
----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         0.97%       0.95%       1.20%       1.30%       1.18%       1.14%       1.22%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                         4.60%       4.80%       4.67%       3.14%       3.20%       3.34%       3.13%
----------------------------------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.
(2)  THE CLASS B SHARES COMMENCED OPERATIONS ON JANUARY 1, 1995.
(3)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON SEPTEMBER 6,
     1996.
(4)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                             CALIFORNIA TAX-FREE INCOME FUND
                                                                                     (CONT.)
                                                          ----------------------------------
                                                                             CLASS A (CONT.)
                                                          ----------------------------------
                                                                                      PERIOD
                                                          YEAR ENDED  YEAR ENDED       ENDED
                                                            DEC. 31,    DEC. 31,    DEC. 31,
                                                                1994        1993    1992 (4)
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $10.36      $10.05      $10.00
                                                          ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                         0.40        0.39        0.02
  Net realized and unrealized gain (loss) on investments       (0.52)       0.31        0.05
                                                          ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                               (0.12)       0.70        0.07
LESS DISTRIBUTIONS:
  Dividends from net investment income                         (0.40)      (0.39)      (0.02)
  Distributions from net realized gain                          0.00        0.00        0.00
                                                          ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                       (0.40)      (0.39)      (0.02)
                                                          ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                 $9.84      $10.36      $10.05
                                                          ----------  ----------  ----------
                                                          ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                  (1.10)%      7.10%      0.84%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                           $48,998     $52,873      $7,821
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                      0.16%       0.34%       0.00%
  Ratio of net investment income to average net assets         4.03%       3.74%       3.56%
Portfolio turnover                                               33%         11%          0%
--------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                 1.21%       1.23%       1.55%
Ratio of net investment income (loss) to average net
  assets prior to waived fees and reimbursed expenses          2.98%       2.85%       2.01%
--------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MAY 31 TO SEPTEMBER 30.
(2)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON SEPTEMBER 6,
     1996.
(3) THE FUND OPERATED AS THE QUALITY TAX-EXEMPT INCOME FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS ON JANUARY 15, 1993 UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND AND WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES.
(4)  THE FUND COMMENCED OPERATIONS ON NOVEMBER 18, 1992.
(5)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.

The accompanying notes are an integral part of these financial statements.

---------------------
58

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                 CALIFORNIA TAX-FREE INCOME FUND
                                                         (CONT.)                      NATIONAL TAX-FREE FUND (3)
                              ----------------------------------  ----------------------------------------------
                                             INSTITUTIONAL CLASS                                         CLASS A
                              ----------------------------------  ----------------------------------------------
                              (UNAUDITED)                         (UNAUDITED)                               FOUR
                              SIX MONTHS  SIX MONTHS      PERIOD  SIX MONTHS  SIX MONTHS                  MONTHS
                                   ENDED       ENDED       ENDED       ENDED       ENDED  YEAR ENDED       ENDED
                               SEPT. 30,   MARCH 31,   SEPT. 30,   SEPT. 30,   MARCH 31,   SEPT. 30,   SEPT. 30,
                                    1997    1997 (5)    1996 (2)        1997    1997 (5)        1996    1995 (1)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $10.11      $10.10      $10.06      $15.17      $15.24      $15.34      $15.28
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income             0.20        0.19        0.02        0.38        0.37        0.72        0.24
  Net realized and
    unrealized gain (loss)
    on investments                  0.17        0.01        0.04        0.60       (0.07)      (0.10)       0.08
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.37        0.20        0.06        0.98        0.30        0.62        0.32
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.20)      (0.19)      (0.02)      (0.38)      (0.37)      (0.72)      (0.26)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.20)      (0.19)      (0.02)      (0.38)      (0.37)      (0.72)      (0.26)
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                          $10.28      $10.11      $10.10      $15.77      $15.17      $15.24      $15.34
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      3.66%       2.00%       0.60%       6.51%       1.95%       4.03%     6.53%**
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                        $6,913      $7,061     $10,066      $4,687      $4,526      $4,827     $14,305
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.60%       0.60%       0.55%       0.35%       0.35%       0.42%       0.35%
  Ratio of net investment
    income to average net
    assets                         3.86%       3.73%       3.06%       4.85%       4.81%       4.69%       4.65%
Portfolio turnover                   32%         14%         48%         34%         86%         73%         86%
----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         1.15%       1.05%       0.92%       2.92%       2.11%       1.42%       1.85%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                         3.31%       3.28%       2.69%       2.28%       3.05%       3.69%       3.15%
----------------------------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MAY 31 TO SEPTEMBER 30.
(2)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON SEPTEMBER 6,
     1996.
(3) THE FUND OPERATED AS THE QUALITY TAX-EXEMPT INCOME FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS ON JANUARY 15, 1993 UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND AND WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES.
(4)  THE FUND COMMENCED OPERATIONS ON NOVEMBER 18, 1992.
(5)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                       NATIONAL TAX-FREE FUND (3) (CONT.)
                                                       ----------------------------------
                                                                          CLASS A (CONT.)
                                                       ----------------------------------
                                                                                   PERIOD
                                                       YEAR ENDED  YEAR ENDED       ENDED
                                                          MAY 31,     MAY 31,     MAY 31,
                                                             1995        1994    1993 (4)
-----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $14.98      $15.17      $15.00
                                                       ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                      0.68        0.64        0.17
  Net realized and unrealized gain (loss) on
    investments                                              0.32       (0.17)       0.15
                                                       ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                             1.00        0.47        0.32
LESS DISTRIBUTIONS:
  Dividends from net investment income                      (0.70)      (0.64)      (0.15)
  Distributions from net realized gain                       0.00       (0.02)       0.00
                                                       ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                    (0.70)      (0.66)      (0.15)
                                                       ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                             $15.28      $14.98      $15.17
                                                       ----------  ----------  ----------
                                                       ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                               6.97%       3.07%     5.65%**
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                        $14,458     $13,600      $7,457
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                   0.35%       0.27%       0.25%
  Ratio of net investment income to average net
    assets                                                  4.59%       4.29%       3.88%
Portfolio turnover                                            23%         19%         18%
-----------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to
  waived fees and reimbursed expenses                       1.51%       1.58%       1.99%
Ratio of net investment income (loss) to average net
  assets prior to waived fees and reimbursed expenses       3.43%       2.99%       2.14%
-----------------------------------------------------------------------------------------

 **  ANNUALIZED
(1)  THE CLASS B SHARES COMMENCED OPERATIONS ON SEPTEMBER 6, 1996.
(2)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON OCTOBER 1,
     1995.
(3) THE FUND OPERATED AS THE QUALITY TAX-EXEMPT INCOME FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS ON JANUARY 15, 1993 UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND AND WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES.
(4)  THE FUND COMMENCED OPERATIONS ON JANUARY 15, 1993.
(5)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 1.

The accompanying notes are an integral part of these financial statements.

---------------------
60

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                  NATIONAL TAX-FREE FUND (3) (CONT.)
                              ----------------------------------------------------------------------
                                                         CLASS B                 INSTITUTIONAL CLASS
                              ----------------------------------  ----------------------------------
                              (UNAUDITED)                         (UNAUDITED)
                              SIX MONTHS  SIX MONTHS      PERIOD  SIX MONTHS  SIX MONTHS
                                   ENDED       ENDED       ENDED       ENDED       ENDED  YEAR ENDED
                               SEPT. 30,   MARCH 31,   SEPT. 30,   SEPT. 30,   MARCH 31,   SEPT. 30,
                                    1997    1997 (5)    1996 (1)        1997    1997 (5)    1996 (2)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $10.01      $10.06      $10.00      $15.17      $15.24      $15.34
                              ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income             0.21        0.06        0.00        0.37        0.37        0.71
  Net realized and
    unrealized gain (loss)
    on investments                  0.39       (0.05)       0.06        0.59       (0.07)      (0.10)
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.60        0.01        0.06        0.96        0.30        0.61
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.21)      (0.06)       0.00       (0.37)      (0.37)      (0.71)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.21)      (0.06)       0.00       (0.37)      (0.37)      (0.71)
                              ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                          $10.40      $10.01      $10.06      $15.76      $15.17      $15.24
                              ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      6.03%       0.10%       0.60%       6.44%       1.95%       4.04%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                          $443        $119          $0      $6,740      $7,354      $7,132
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             1.10%       1.10%       0.00%       0.35%       0.35%       0.36%
  Ratio of net investment
    income to average net
    assets                         3.89%       3.80%       1.83%       4.86%       4.82%       4.66%
Portfolio turnover                   34%         86%         73%         34%         86%         73%
----------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                        14.84%      13.74%       0.00%       2.60%       2.03%       1.45%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                         (9.85)%      (8.84)%      1.83%      2.61%      3.14%       3.57%
----------------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1)  THE CLASS B SHARES COMMENCED OPERATIONS ON SEPTEMBER 6, 1996.
(2)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON OCTOBER 1,
     1995.
(3) THE FUND OPERATED AS THE QUALITY TAX-EXEMPT INCOME FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS ON JANUARY 15, 1993 UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND AND WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES.
(4)  THE FUND COMMENCED OPERATIONS ON JANUARY 15, 1993.
(5)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 1.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                    OREGON TAX-FREE FUND (3)
                                                          ----------------------------------
                                                                                     CLASS A
                                                          ----------------------------------
                                                          (UNAUDITED)
                                                          SIX MONTHS  SIX MONTHS
                                                               ENDED       ENDED  YEAR ENDED
                                                           SEPT. 30,   MARCH 31,   SEPT. 30,
                                                                1997    1997 (4)        1996
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $16.29      $16.42      $16.38
                                                          ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                         0.39        0.37        0.79
  Net realized and unrealized gain (loss) on investments        0.64       (0.10)       0.04
                                                          ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                1.03        0.27        0.83
LESS DISTRIBUTIONS:
  Dividends from net investment income                         (0.39)      (0.37)      (0.79)
  Distributions from net realized gain                          0.00       (0.03)       0.00
                                                          ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                       (0.39)      (0.40)      (0.79)
                                                          ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                $16.93      $16.29      $16.42
                                                          ----------  ----------  ----------
                                                          ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                  6.35%       1.65%       5.03%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                           $28,350     $30,635     $33,676
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                      0.60%       0.60%       0.85%
  Ratio of net investment income to average net assets         4.62%       4.52%       4.87%
Portfolio turnover                                               30%         90%         27%
--------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                 1.43%       1.31%       1.15%
Ratio of net investment income (loss) to average net
  assets prior to waived fees and reimbursed expenses          3.79%       3.81%       4.57%
--------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MAY 31 TO SEPTEMBER 30.
(2)  THE CLASS B SHARES COMMENCED OPERATIONS ON SEPTEMBER 6, 1996.
(3) THE FUND OPERATED AS THE OREGON TAX-EXEMPT FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND AND WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES.
(4)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.

The accompanying notes are an integral part of these financial statements.

---------------------
62

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                OREGON TAX-FREE FUND (3) (CONT.)
                              ----------------------------------------------------------------------------------
                                                             CLASS A (CONT.)                             CLASS B
                              ----------------------------------------------  ----------------------------------
                                    FOUR                                      (UNAUDITED)
                                  MONTHS                                      SIX MONTHS  SIX MONTHS      PERIOD
                                   ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED       ENDED       ENDED       ENDED
                               SEPT. 30,     MAY 31,     MAY 31,     MAY 31,   SEPT. 30,   MARCH 31,   SEPT. 30,
                                1995 (1)        1995        1994        1993        1997    1997 (4)    1996 (2)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $16.47      $16.17      $16.79      $16.07      $10.00      $10.07      $10.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income             0.28        0.82        0.84        0.86        0.20        0.17        0.00
  Net realized and
    unrealized gain (loss)
    on investments                 (0.08)       0.39       (0.43)       0.76        0.37       (0.05)       0.07
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.20        1.21        0.41        1.62        0.57        0.12        0.07
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.29)      (0.87)      (0.82)      (0.86)      (0.20)      (0.17)       0.00
  Distributions from net
    realized gain                   0.00       (0.04)      (0.21)      (0.04)       0.00       (0.02)       0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.29)      (0.91)      (1.03)      (0.90)      (0.20)      (0.19)       0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                          $16.38      $16.47      $16.17      $16.79      $10.37      $10.00      $10.07
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                    3.67%**       7.92%       2.33%      10.36%       5.74%       1.17%       0.70%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                       $50,077     $52,245     $53,846     $45,435        $595        $287          $0
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.70%       0.70%       0.62%       0.60%       1.28%       1.30%       0.00%
  Ratio of net investment
    income to average net
    assets                         5.01%       5.19%       4.90%       5.34%       3.82%       3.23%       1.83%
Portfolio turnover                   57%         15%         22%          6%         30%         90%         27%
----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         1.01%       0.90%       0.84%       0.91%       2.98%       2.15%       0.00%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                         4.70%       4.99%       4.68%       5.03%       2.12%       2.38%       1.83%
----------------------------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MAY 31 TO SEPTEMBER 30.
(2)  THE CLASS B SHARES COMMENCED OPERATIONS ON SEPTEMBER 6, 1996.
(3) THE FUND OPERATED AS THE OREGON TAX-EXEMPT FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND AND WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES.
(4)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                            OREGON TAX-FREE FUND (3) (CONT.)
                                                          ----------------------------------
                                                                         INSTITUTIONAL CLASS
                                                          ----------------------------------
                                                          (UNAUDITED)
                                                          SIX MONTHS  SIX MONTHS
                                                               ENDED       ENDED  YEAR ENDED
                                                           SEPT. 30,   MARCH 31,   SEPT. 30,
                                                                1997    1997 (2)    1996 (1)
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $16.28      $16.42      $16.38
                                                          ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                         0.40        0.39        0.72
  Net realized and unrealized gain (loss) on investments        0.65       (0.11)       0.04
                                                          ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                1.05        0.28        0.76
LESS DISTRIBUTIONS:
  Dividends from net investment income                         (0.40)      (0.39)      (0.72)
  Distributions from net realized gain                          0.00       (0.03)       0.00
                                                          ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                       (0.40)      (0.42)      (0.72)
                                                          ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                $16.93      $16.28      $16.42
                                                          ----------  ----------  ----------
                                                          ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                  6.52%       1.69%       5.13%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                            $8,051      $8,175      $8,512
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                      0.40%       0.40%       0.63%
  Ratio of net investment income to average net assets         4.81%       4.72%       4.41%
Portfolio turnover                                               30%         90%         27%
--------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                 1.34%       1.24%       0.93%
Ratio of net investment income (loss) to average net
  assets prior to waived fees and reimbursed expenses          3.87%       3.88%       4.11%
--------------------------------------------------------------------------------------------

(1)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON OCTOBER 1,
     1995.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3) THE FUND OPERATED AS THE OREGON TAX-EXEMPT FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND AND WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES.

The accompanying notes are an integral part of these financial statements.

---------------------
64

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Stagecoach Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Company commenced operations on January 1, 1992, and currently offers twenty-seven separate series. These financial statements represent the Arizona Tax-Free, California Tax-Free Bond, California Tax-Free Income, National Tax-Free, and Oregon Tax-Free Funds (the "Funds"), each, with the exception of the National Tax-Free Fund, a non-diversified series of the Company. The National Tax-Free Fund is a diversified series of the Company.

At a special shareholders meeting on July 16, 1996, the Shareholders of Pacifica Funds Trust ("Pacifica") approved a plan of reorganization providing for the transfer of the assets and liabilities of each Pacifica portfolio to a corresponding fund of the Company in exchange for shares of designated classes of the corresponding Stagecoach Fund. As a result of this reorganization, effective September 6, 1996, the Stagecoach Arizona Tax-Free, National Tax-Free, and Oregon Tax-Free Funds were established to acquire all of the assets and assume all of the liabilities of the Pacifica Arizona Tax-Exempt, National Tax-Exempt, and Oregon Tax-Exempt Funds (previously, the Arizona Intermediate Tax-Free, Quality Tax-Exempt Income, and Oregon Tax-Exempt Funds of Westcore Trust), respectively (collectively, the "Predecessor Funds"). Additionally, the Stagecoach California Tax-Free Bond and California Tax-Free Income Funds acquired all of the assets and assumed all of the liabilities of the Pacifica California Tax-Exempt and California Short-Term Tax-Exempt Funds, respectively. These acquisitions were accomplished in separate tax-free exchanges for shares of the respective Fund. All performance and financial data for the Arizona Tax-Free, National Tax-Free, and Oregon Tax-Free Funds for periods prior to September 6, 1996 refers to the Predecessor Funds.

Each of the Funds, with the exception of the California Tax-Free Income Fund, offers Class A, Class B, and Institutional Class shares. The California Tax-Free Income Fund offers Class A and Institutional Class shares. The three classes of shares differ principally in the applicable sales charges, distribution fees, shareholder servicing fees and transfer agency fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Gains are allocated to each class pro rata based upon net assets of each class on the date

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and transfer agency fees.

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates and assumptions should not be considered an indication of actual or expected figures; actual results may differ.

INVESTMENT POLICY AND SECURITY VALUATION

Securities for which the primary market is a national securities exchange or the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at the last reported sales price on the day of valuation. U.S. Government obligations are valued at the reported bid price. In the absence of any sale of such securities on the valuation date and in the case of other securities, excluding debt instruments maturing in 60 days or less, the valuations are based on latest quoted bid prices. Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Company's Board of Directors.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded no later than one business day after trade date. Interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized as required by the Internal Revenue Code of 1986, as amended (the "Code").

DISTRIBUTIONS TO SHAREHOLDERS

Dividends to shareholders from net investment income, if any, are declared daily and distributed monthly. Any distributions to shareholders from net realized capital gains are declared and distributed annually.

---------------------
66

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Company to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at December 31, 1996. The following Funds had net capital loss carryforwards at December 31, 1996:

                                                                                     YEAR  CAPITAL LOSS
FUND                                                                              EXPIRES  CARRYFORWARD
-------------------------------------------------------------------------------------------------------
California Tax-Free Bond Fund                                                        2002    $1,585,509
                                                                                     2003       478,564
California Tax-Free Income Fund                                                      2002        29,650
                                                                                     2003        87,402
National Tax-Free Fund                                                               2003        30,982

The capital loss carryforwards shown above include carryforwards from Pacifica Funds which were merged into the Funds in 1996. The Company's Board of Directors intends to offset net capital gains with each capital loss carryforward, and no capital gain distribution shall be made until each such carryforward has been fully utilized or expires.

Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by a Fund. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

ORGANIZATION EXPENSES

The Funds have been charged for expenses incurred in connection with the organization and initial registration of the Funds and/or classes of shares. Certain of these expenses are being

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) amortized by the Funds on a straight-line basis over 60 months from the date each Fund and/or class commenced operations.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into separate advisory contracts on behalf of the Funds with Wells Fargo Bank, N.A. ("WFB"). Pursuant to the contracts, WFB has agreed to provide the Funds with daily portfolio management. Under the contracts, WFB is entitled to be paid a monthly advisory fee at an annual rate of 0.50% of the average daily net assets of each Fund.

The Company has entered into contracts on behalf of each Fund with WFB, whereby WFB is responsible for providing custody and portfolio accounting services for the Funds. Pursuant to the contracts, WFB is entitled to certain transaction charges plus an annual fee for custody services at an annual rate of 0.0167% of the average daily net assets of each Fund. For portfolio accounting services, WFB is entitled to a monthly base fee from each Fund of $2,000 plus an annual fee of 0.07% of the first $50 million of each Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of each Fund's average daily net assets in excess of $100 million.

The Company has entered into a contract on behalf of the Funds with WFB, whereby WFB provides transfer agency services for the Funds. Under the transfer agency contract, WFB is entitled to receive transfer agency fees at an annual rate of 0.14% of the average daily net assets of the Class A and Class B shares of the Arizona Tax-Free, California Tax Free Bond, National Tax-Free, and Oregon Tax-Free Funds, 0.14% of the average daily net assets of the Class A shares of the California Tax-Free Income Fund, and 0.06% of the average daily net assets of the Institutional Class shares of the Funds.

The transfer agency fees paid on behalf of the Funds for the six months ended September 30, 1997, were as follows:

                                                                                     TRANSFER     TRANSFER      TRANSFER AGENCY
                                                                                  AGENCY FEES  AGENCY FEES                 FEES
FUND                                                                                  CLASS A      CLASS B  INSTITUTIONAL CLASS
-------------------------------------------------------------------------------------------------------------------------------
Arizona Tax-Free Fund                                                                $  3,970      $   326              $ 4,077
California Tax-Free Bond Fund                                                         198,561       38,985               27,082
California Tax-Free Income Fund                                                        45,569          N/A                1,997
National Tax-Free Fund                                                                  3,178          168                2,595
Oregon Tax-Free Fund                                                                   20,586          277                2,414

The Company has entered into contracts on behalf of the Funds with WFB, whereby WFB has agreed to provide shareholder services for the Funds. Pursuant to the contracts, WFB is entitled to receive shareholder servicing fees at an annual rate of 0.30% of the average daily net assets of the Class A and

---------------------
68

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
Class B shares of the California Tax-Free Bond Fund and the Class A shares of the California Tax-Free Income Fund, 0.25% of the average daily net assets of the Institutional Class shares of the California Tax-Free Bond and California Tax-Free Income Funds, and 0.25% of the average daily net assets of each of the classes of the Arizona Tax-Free, National Tax-Free, and Oregon Tax-Free Funds.

The shareholder servicing fees paid on behalf of the Funds for the six months ended September 30, 1997, were as follows:

                                                                           SHAREHOLDER     SHAREHOLDER          SHAREHOLDER
                                                                        SERVICING FEES  SERVICING FEES       SERVICING FEES
FUND                                                                           CLASS A         CLASS B  INSTITUTIONAL CLASS
---------------------------------------------------------------------------------------------------------------------------
Arizona Tax-Free Fund                                                         $  7,089         $   582             $ 16,986
California Tax-Free Bond Fund                                                  425,487          83,540              112,843
California Tax-Free Income Fund                                                 97,648             N/A                8,320
National Tax-Free Fund                                                           5,676             319                8,897
Oregon Tax-Free Fund                                                            36,760             492               10,060

The Company has entered into administration agreements on behalf of the Funds whereby WFB as administrator and Stephens Inc. ("Stephens") as co-administrator provide each Fund with administration services. For these services, WFB and Stephens are entitled to receive monthly fees at the annual rates of 0.04% and 0.02%, respectively, of each Fund's average daily net assets.

The Company has adopted separate Distribution Plans for Class A and Class B shares of the Funds pursuant to Rule 12b-1 under the 1940 Act (each, a "Plan"). The Plan for the Class A shares of the Arizona Tax-Free, National Tax-Free and Oregon Tax-Free Funds provides that each such Fund may pay to Stephens up to 0.05% of its average daily net assets attributable to the Class A shares as compensation for distribution-related services or as reimbursement for distribution-related expenses. The Plan for Class A shares of the California Tax-Free Bond and California Tax-Free Income Funds provides that each such Fund may defray all or part of the cost of preparing, printing and distributing prospectuses and other promotional materials by paying for costs incurred on an annual basis of up to 0.05% of the average daily net assets attributable to the Class A shares of each such Fund.

Under the Plan for Class B shares of the Funds, each Fund may pay, as compensation for distribution-related services or as reimbursement for distribution-related expenses, a monthly fee at an annual rate of up to 0.75% of the average daily net assets attributable to the Class B shares of the Arizona Tax-Free, National Tax-Free, and Oregon Tax-Free Funds and up to 0.70% of the average daily net assets attributable to the Class B shares of the California Tax-Free Bond Fund.

Each Fund may participate in joint distribution activities with other Funds,

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) in which event, expenses reimbursed out of the assets of one of the Funds may be attributable, in part, to the distribution-related activities of another Fund. Generally, the expenses of joint distribution activities are allocated among the Funds in proportion to their relative net asset sizes.

Distribution fees paid on behalf of the Funds for the six months ended September 30, 1997, were as follows:

                                                                   DISTRIBUTION    DISTRIBUTION
                                                                           FEES            FEES
FUND                                                                    CLASS A         CLASS B
-----------------------------------------------------------------------------------------------
Arizona Tax-Free Fund                                                   $ 1,418         $ 1,746
California Tax-Free Bond Fund                                            70,914         194,926
California Tax-Free Income Fund                                          16,275             N/A
National Tax-Free Fund                                                      958             958
Oregon Tax-Free Fund                                                      7,352           1,478

WAIVED FEES AND REIMBURSED EXPENSES
The following amounts of fees and expenses were waived or reimbursed for the six months ended September 30, 1997:

                                                             EXPENSES REIMBURSED    FEES WAIVED
                                                                              BY             BY
FUND                                                                    STEPHENS            WFB
-----------------------------------------------------------------------------------------------
Arizona Tax-Free Fund                                                    $25,793       $113,105
California Tax-Free Bond Fund                                                  0        943,572
California Tax-Free Income Fund                                                0        230,171
National Tax-Free Fund                                                    76,717         79,682
Oregon Tax-Free Fund                                                           0        162,984

Waived fees and reimbursed expenses continue at the discretion of WFB and Stephens. WFB and Stephens agreed to waive or reimburse all or a portion of their respective fees charged to, or expenses paid by, each Fund to ensure that the total Fund operating expenses did not exceed, on an annual basis, 0.60%, 0.68%, 0.65%, 0.35% and 0.60% of the average daily net assets of the Class A shares and 0.40%, 0.63%, 0.60%, 0.35% and 0.40% of the average daily net assets of the Institutional Class shares of the Arizona Tax-Free, California Tax-Free Bond, California Tax-Free Income, National Tax-Free, and Oregon Tax-Free Funds, respectively, through August 31, 1997.

Certain officers and one director of the Company are also officers of Stephens. As of September 30, 1997, Stephens owned 7 shares of the Arizona Tax-Free Fund, 6,914 shares of the California Tax-Free Bond Fund, 12,037 shares of the California Tax-Free Income Fund and 6 shares each of the National Tax-Free and Oregon Tax-Free Funds.

---------------------
70

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Stephens has retained $2,566,666 as sales charges from the proceeds of Class A shares sold and $419,434 from the proceeds of Class B shares redeemed by the Company for the six months ended September 30, 1997. Wells Fargo Securities Inc., a subsidiary of WFB, received $2,556,342 as sales charges from the proceeds of Class A shares sold and $419,434 from the proceeds of Class B shares redeemed by the Company for the six months ended September 30, 1997.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date), for each Fund for the six months ended September 30, 1997, were as follows:

                                                                  ARIZONA   CALIFORNIA   CALIFORNIA    NATIONAL       OREGON
AGGREGATE PURCHASES                                              TAX-FREE     TAX-FREE     TAX-FREE    TAX-FREE     TAX-FREE
 AND SALES                                                           FUND    BOND FUND  INCOME FUND        FUND         FUND
----------------------------------------------------------------------------------------------------------------------------
Total purchases at cost                                       $13,550,681  $26,027,453  $22,070,255  $3,916,423  $11,008,505
Total sales proceeds                                           15,306,240   26,312,078   23,834,929   5,093,089   15,350,727

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 1997, there were over 106 billion shares of $0.001 par value capital stock authorized by the Company. As of September 30, 1997, each Fund was authorized to issue 100 million shares of $0.001 par value capital stock for each class of shares. Capital share transactions for the Funds were as follows:

                                                                            ARIZONA TAX-FREE FUND
                                                          ---------------------------------------

                                                           (UNAUDITED)
                                                           FOR THE SIX   FOR THE SIX      FOR THE
                                                          MONTHS ENDED  MONTHS ENDED   YEAR ENDED
                                                             SEPT. 30,     MARCH 31,    SEPT. 30,
                                                                  1997          1997         1996
-------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                                        27,278         8,351      115,400
  Shares issued in reinvestment of dividends -- Class A          8,574        10,155       31,157
  Shares redeemed -- Class A                                   (70,144)     (170,242)  (1,743,227)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -- CLASS A       (34,292)     (151,736)  (1,596,670)
  Shares sold -- Class B                                        79,043        17,936        1,999
  Shares issued in reinvestment of dividends -- Class B            535            88            0
  Shares redeemed -- Class B                                   (10,204)       (1,997)           0
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -- CLASS B        69,374        16,027        1,999
  Shares sold -- Institutional Class                            60,599        75,496    1,818,383
  Shares issued in reinvestment of dividends --
    Institutional Class                                            169           111          584
  Shares redeemed -- Institutional Class                      (230,141)     (192,725)    (327,320)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  INSTITUTIONAL CLASS                                         (169,373)     (117,118)   1,491,647

---------------------
72

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                                                 CALIFORNIA TAX-FREE BOND FUND
                                                    ------------------------------------------

                                                     (UNAUDITED)
                                                     FOR THE SIX   FOR THE SIX    FOR THE NINE
                                                    MONTHS ENDED  MONTHS ENDED    MONTHS ENDED
                                                       SEPT. 30,     MARCH 31,  SEPT. 30, 1996
                                                            1997          1997             (1)
----------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                               2,052,597     1,057,092       6,024,391
  Shares issued in reinvestment of dividends --
    Class A                                              425,973       453,949         685,330
  Shares redeemed -- Class A                          (2,497,044)   (3,229,101)     (5,635,998)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  CLASS A                                                (18,474)   (1,718,060)      1,073,723
  Shares sold -- Class B                               1,714,316       879,927       1,559,230
  Shares issued in reinvestment of dividends --
    Class B                                               76,219        63,451          73,909
  Shares redeemed -- Class B                            (336,966)     (278,515)       (372,322)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  CLASS B                                              1,453,569       664,863       1,260,817
  Shares sold -- Institutional Class                      48,307       231,443      10,233,225
  Shares issued in reinvestment of dividends --
    Institutional Class                                   15,105        17,209              39
  Shares redeemed -- Institutional Class              (1,369,843)   (1,263,973)       (338,844)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  INSTITUTIONAL CLASS                                 (1,306,431)   (1,015,321)      9,894,420

(1) "SHARES SOLD" INCLUDES 3,249,037 FOR CLASS A AND 10,183,266 FOR THE INSTITUTIONAL CLASS, AS A RESULT OF THE MERGER OF THE PACIFICA CALIFORNIA TAX-EXEMPT FUND.

                                                               CALIFORNIA TAX-FREE INCOME FUND
                                                    ------------------------------------------

                                                     (UNAUDITED)
                                                     FOR THE SIX   FOR THE SIX    FOR THE NINE
                                                    MONTHS ENDED  MONTHS ENDED    MONTHS ENDED
                                                       SEPT. 30,     MARCH 31,  SEPT. 30, 1996
                                                            1997          1997             (2)
----------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                               1,361,669     1,071,029       4,281,601
  Shares issued in reinvestment of dividends --
    Class A                                              106,146       121,088         199,260
  Shares redeemed -- Class A                          (1,437,387)   (2,630,399)     (3,992,269)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
 CLASS A                                                  30,428    (1,438,282)        488,592
  Shares sold -- Institutional Class                      81,742        45,913       1,002,052
  Shares issued in reinvestment of dividends --
    Institutional Class                                    2,480         2,624               0
  Shares redeemed -- Institutional Class                (110,310)     (346,660)         (5,243)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
 INSTITUTIONAL CLASS                                     (26,088)     (298,123)        996,809

(2) "SHARES SOLD" INCLUDES 488,921 FOR CLASS A AND 963,872 FOR THE INSTITUTIONAL CLASS, AS A RESULT OF THE MERGER OF THE PACIFICA SHORT-TERM CALIFORNIA TAX-EXEMPT FUND.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                                                        NATIONAL TAX-FREE FUND
                                                    ------------------------------------------

                                                     (UNAUDITED)
                                                     FOR THE SIX   FOR THE SIX
                                                    MONTHS ENDED  MONTHS ENDED         FOR THE
                                                       SEPT. 30,     MARCH 31,      YEAR ENDED
                                                            1997          1997  SEPT. 30, 1996
----------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                                  20,170        12,514          16,315
  Shares issued in reinvestment of dividends --
    Class A                                                5,132         5,388          12,154
  Shares redeemed -- Class A                             (26,364)      (36,331)       (644,452)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
 CLASS A                                                  (1,062)      (18,429)       (615,983)
  Shares sold -- Class B                                  30,369        14,844               3
  Shares issued in reinvestment of dividends --
    Class B                                                  367            16               0
  Shares redeemed -- Class B                                 (59)       (2,938)              0
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
 CLASS B                                                  30,677        11,922               3
  Shares sold -- Institutional Class                      42,218        80,275         603,337
  Shares issued in reinvestment of dividends --
    Institutional Class                                    3,306         3,930           6,841
  Shares redeemed -- Institutional Class                (102,816)      (67,239)       (142,281)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
 INSTITUTIONAL CLASS                                     (57,292)       16,966         467,897

                                                                         OREGON TAX-FREE FUND
                                                      ---------------------------------------

                                                       (UNAUDITED)
                                                       FOR THE SIX   FOR THE SIX      FOR THE
                                                      MONTHS ENDED  MONTHS ENDED   YEAR ENDED
                                                         SEPT. 30,     MARCH 31,    SEPT. 30,
                                                              1997          1997         1996
---------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                                    34,484        42,353       80,771
  Shares issued in reinvestment of dividends --
    Class A                                                 29,456        36,482       71,455
  Shares redeemed -- Class A                              (270,504)     (248,818)  (1,158,830)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  CLASS A                                                 (206,564)     (169,983)  (1,006,604)
  Shares sold -- Class B                                    28,061        28,610            3
  Shares issued in reinvestment of dividends --
    Class B                                                    582            99            0
  Shares redeemed -- Class B                                     0             0            0
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  CLASS B                                                   28,643        28,709            3
  Shares sold -- Institutional Class                        31,127        44,591      633,826
  Shares issued in reinvestment of dividends --
    Institutional Class                                      2,515         2,838        4,545
  Shares redeemed -- Institutional Class                   (60,123)      (63,838)    (119,874)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  INSTITUTIONAL CLASS                                      (26,481)      (16,409)     518,497

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74

                                                           LIST OF ABBREVIATIONS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG              --   Association of Bay Area Governments
ADR               --   American Depository Receipts
AMBAC             --   American Municipal Bond Assurance Corporation
AMT               --   Alternative Minimum Tax
ARM               --   Adjustable Rate Mortgages
BART              --   Bay Area Rapid Transit
CDA               --   Community Development Authority
CDSC              --   Contingent Deferred Sales Charge
CGIC              --   Capital Guaranty Insurance Company
CGY               --   Capital Guaranty Corporation
CMT               --   Constant Maturity Treasury
COFI              --   Cost of Funds Index
CONNIE LEE        --   Connie Lee Insurance Company
COP               --   Certificate of Participation
CP                --   Commercial Paper
DW&P              --   Department of Water & Power
DWR               --   Department of Water Resources
EDFA              --   Education Finance Authority
FGIC              --   Financial Guaranty Insurance Corporation
FHA               --   Federal Housing Authority
FHLMC             --   Federal Home Loan Mortgage Corporation
FNMA              --   Federal National Mortgage Association
FSA               --   Financial Security Assurance, Inc
GNMA              --   Government National Mortgage Association
GO                --   General Obligation
HFA               --   Housing Finance Authority
HFFA              --   Health Facilities Financing Authority
IDA               --   Industrial Development Authority
LIBOR             --   London Interbank Offered Rate
LOC               --   Letter of Credit
MBIA              --   Municipal Bond Insurance Association
MFHR              --   Multi-Family Housing Revenue
MUD               --   Municipal Utility District
PCFA              --   Pollution Control Finance Authority
PCR               --   Pollution Control Revenue
PFA               --   Public Finance Authority
PSFG              --   Public School Fund Guaranty
RAW               --   Revenue Anticipation Warrants
RDA               --   Redevelopment Authority
RDFA              --   Redevelopment Finance Authority
R&D               --   Research & Development
SFMR              --   Single Family Mortgage Revenue
TBA               --   To Be Announced
TRAN              --   Tax Revenue Anticipation Notes
USD               --   Unified School District
V/R               --   Variable Rate

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
Wells Fargo Bank provides investment advisory services, shareholder services, and certain other services for the Stagecoach Funds. The Funds are sponsored and distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo Bank is not affiliated with Stephens Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stagecoach Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-260-5969. Read the prospectus carefully before you invest or send money.

SC TFA AR (11/97)

STAGECOACH
FUNDS-REGISTERED TRADEMARK-
P.O. Box 7066
San Francisco, CA 94120-7066
DATED MATERIAL
PLEASE EXPEDITE

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                                               -C- 1997 Stagecoach Funds